As filed with the Securities and Exchange Commission on September 10, 2007
                       1933 Act Registration No. 002-85229
                       1940 Act Registration No. 811-03802

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
      Pre-Effective Amendment No.          [ ]
                                     ----
      Post-Effective Amendment No.    57   [X]
                                     ----

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
      Amendment No.                   58   [X]
                                     ----

                        (Check appropriate box or boxes)


                          LEHMAN BROTHERS INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                          605 Third Avenue, 2[nd] Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Lehman Brothers Income Funds
                          605 Third Avenue, 2[nd] Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                     -------------------------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b)
---
 X  on September 10, 2007 pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on                                     pursuant to paragraph (a)(1)
---    -----------------------------------
    75 days after filing pursuant to paragraph (a)(2)
---
    on                                     pursuant to paragraph (a)(2)
---    -----------------------------------

If appropriate, check the following box:
_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities being registered: Reserve Class Shares of Lehman Brothers National Municipal Money Fund and Lehman Brothers Tax-Free Money Fund.

                          LEHMAN BROTHERS INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 57 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 57 on Form N-1A

Part A - Supplement to the Reserve Class Prospectus (September 11, 2007)
         Supplement to Reserve Class Prospectus (August 23, 2007)
         Supplement to the Reserve Class Prospectus (June 1, 2007) Reserve Class Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits








This filing is intended to affect the Registration Statement only with respect to the series designated Lehman Brothers National Municipal Money Fund and Lehman Brothers Tax-Free Money Fund.

Lehman Brothers Income Funds(R)
Supplement to the Prospectus dated February 28, 2007
--------------------------------------------------------------------------------
RESERVE CLASS

Conversion of Lehman Brothers National Municipal Money Fund and Lehman Brothers Tax-Free Money Fund to a Master-Feeder Structure

ON JUNE 21, 2007 THE TRUST'S BOARD OF TRUSTEES APPROVED THE CONVERSION OF LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND (EACH, A "FUND") TO A "MASTER-FEEDER" STRUCTURE EFFECTIVE SEPTEMBER 11, 2007. UNDER THE MASTER-FEEDER STRUCTURE, RATHER THAN INVESTING DIRECTLY IN SECURITIES, EACH FUND WOULD BE A "FEEDER FUND," MEANING THAT IT WOULD INVEST IN A CORRESPONDING "MASTER SERIES." THE MASTER SERIES IN TURN INVESTS IN SECURITIES, USING THE STRATEGIES DESCRIBED IN THE FUNDS' PROSPECTUS.

FOLLOWING THE CONVERSION, NEUBERGER BERMAN MANAGEMENT INC. WILL CONTINUE TO SERVE AS EACH FUND'S INVESTMENT MANAGER AND THE INVESTMENT MANAGEMENT FEE WILL REMAIN THE SAME. EACH FUND WILL CONTINUE TO BE MANAGED BY THE SAME PORTFOLIO MANAGERS ACCORDING TO THE SAME INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES CURRENTLY IN PLACE FOR THE FUND.

THE FOLLOWING WILL BE ADDED TO THE END OF THE BULLETED LIST ON THE "CONTENTS" PAGE OF THE PROSPECTUS:

         These Funds:

         o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Fund invests in a "master series"; see "Fund Structure" for information on how it works

THE FOLLOWING FOOTNOTE WILL BE ADDED TO THE "YEAR-BY YEAR % RETURNS" AND "AVERAGE ANNUAL TOTAL % RETURNS" ON PAGES 3 AND 9 OF THE PROSPECTUS:

         * For the period from the Fund's inception through 9/10/2007, the Fund was organized in a single-tier multiple class structure with one class, the Reserve Class. As of 9/11/2007, the Fund is organized as a feeder fund in a master-feeder structure, with one class, the Reserve Class. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed or waived certain expenses during the periods shown.

THE FOLLOWING WILL REPLACE THE "INVESTOR EXPENSES" SECTION ON PAGE 4 OF THE
PROSPECTUS:

         The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

         FEE TABLE
         -----------------------------------------------------------------------
         SHAREHOLDER FEES                                             None

         ANNUAL OPERATING EXPENSES
         (% OF AVERAGE NET ASSETS)

         These are deducted from fund assets,
         so you pay them indirectly.

         Management fees*                                             0.33
         Distribution (12b-1) fees                                    None
         Other expenses                                               0.21

         -----------------------------------------------------------------------
         Total annual operating expenses**                            0.54
         Minus: Management Fee Reimbursement or Waiver                0.17
         Net Expenses***                                              0.37
         -----------------------------------------------------------------------
           * "Management fees" includes investment management and administration fees.
          ** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.17% of average net assets. NBMI expects that, after this initial period, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses except as noted in footnote ***.
         *** The fee table has been restated to reflect that, effective for the Fund on 9/11/2007, NBMI has contractually undertaken to forgo current payment of fees and/or reimburse the master series in which the Fund invests so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2010. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the master series' investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

         EXPENSE EXAMPLE

         The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

         --------------------------------------------------------------------

                              1 Year      3 Years      5 Years     10 Years

         --------------------------------------------------------------------

            Expenses         $38         $119         $248         $625
         --------------------------------------------------------------------

THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH THAT APPEARS AFTER THE "FINANCIAL HIGHLIGHTS" TABLE ON PAGE 6 OF THE PROSPECTUS:

         As of 9/11/2007, the Fund will be organized as a feeder fund in a master-feeder structure. All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

THE FOLLOWING WILL REPLACE THE "INVESTOR EXPENSES" SECTION ON PAGE 10 OF THE
PROSPECTUS:

         The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

         FEE TABLE
         -----------------------------------------------------------------------
         SHAREHOLDER FEES                                              None

         ANNUAL OPERATING EXPENSES
         (% OF AVERAGE NET ASSETS)

         These are deducted from fund assets,
         so you pay them indirectly

         Management fees*                                              0.32
         Distribution (12b-1) fees                                     None
         Other expenses                                                0.06

         -----------------------------------------------------------------------
         Total annual operating expenses**                             0.38
         Minus: Management Fee Reimbursement or Waiver                 0.16
         Net Expenses***                                               0.22
         -----------------------------------------------------------------------
           * "Management fees" includes investment management and administration fees.

          ** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.20% of average net assets. NBMI expects that, in the future, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses except as noted in footnote ***.

         *** The fee table has been restated to reflect that, effective for the Fund on 9/11/2007, NBMI has contractually undertaken to forgo current payment of fees and/or reimburse the master series in which the Fund invests so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2010. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the master series' investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

         EXPENSE EXAMPLE
         The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

            --------------------------------------------------------------
                               1 Year     3 Years     5 Years    10 Years
            --------------------------------------------------------------
               Expenses        $23        $71         $162       $431
            --------------------------------------------------------------

THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH THAT APPEARS AFTER THE "FINANCIAL HIGHLIGHTS" TABLE ON PAGE 12 OF THE PROSPECTUS:

         As of 9/11/2007, the Fund will be organized as a feeder fund in a master-feeder structure. All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

THE FOLLOWING WILL REPLACE THE "FUND STRUCTURE" SECTION ON PAGE 20 OF THE
PROSPECTUS:

         Each Fund uses a "master-feeder" structure. Rather than investing directly in securities, each Fund is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Fund" to mean each feeder fund and the master series in which it invests.

         For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

         Each Fund also uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the Funds.

THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 11, 2007.


                              NEUBERGER BERMAN MANAGEMENT INC.
                              605 Third Avenue,  2nd Floor
                              New York, NY  10158-0180
                              Broker/Dealer and Institutional Support Services:
                              888-556-9030
                              Web site:  www.lehmanam.com

LEHMAN BROTHERS INCOME FUNDS(R)
Supplement to the Prospectus dated February 28, 2007
------------------------------------------------------------------------------
RESERVE CLASS

LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND
LEHMAN BROTHERS TAX-FREE MONEY FUND



CHANGE TO THE PORTFOLIO HOLDINGS POLICY



THE FOLLOWING WILL REPLACE THE "PORTFOLIO HOLDINGS POLICY" SECTION ON PAGE 16 OF THE PROSPECTUS:


A description of the Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html.
Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for all Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


THE DATE OF THIS SUPPLEMENT IS AUGUST 23, 2007.









LEHMAN BROTHERS ASSET MANAGEMENT

NEUBERGER BERMAN INCOME FUNDS(R)
Supplement to the Prospectuses dated February 28, 2007
--------------------------------------------------------------------------------
INVESTOR CLASS, INSTITUTIONAL CLASS, RESERVE CLASS, TRUST CLASS


TRUST NAME CHANGE
-----------------

The Board of Trustees of Neuberger Berman Income Funds (the "Trust") recently approved changing the name of the Trust to "Lehman Brothers Income Funds." Effective June 1, 2007, all references to the Trust in the prospectuses are deleted and replaced with "Lehman Brothers Income Funds".



Lehman Brothers National Municipal Money Fund
Lehman Brothers Tax-Free Money Fund

DIVIDEND DECLARATIONS BASED ON ESTIMATED DAILY NET INCOME
---------------------------------------------------------

AS OF JUNE 1, 2007, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND WILL BEGIN DECLARING DIVIDENDS AT APPROXIMATELY 4:00 P.M., EASTERN TIME, BASED ON ESTIMATED DAILY NET INCOME. AS A RESULT, THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS AND TAXES" ON PAGE 20 OF THE PROSPECTUS:

DISTRIBUTIONS. - Each Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, each Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) at approximately 4:00 p.m., Eastern time, on each business day and pays them monthly. The Funds do not anticipate making any distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Each Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.


THE DATE OF THIS SUPPLEMENT IS JUNE 1, 2007.



LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND
LEHMAN BROTHERS TAX-FREE MONEY FUND

RESERVE CLASS SHARES

Prospectus February 28, 2007

[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


CONTENTS


RESERVE CLASS SHARES

Lehman Brothers National Municipal Money Fund ................ 1

Lehman Brothers Tax-Free Money Fund........................... 7

YOUR INVESTMENT

Eligible Accounts............................................ 13

Maintaining Your Account..................................... 13

Market Timing Policy......................................... 16

Portfolio Holdings Policy.................................... 16

Buying Shares................................................ 17

Selling Shares............................................... 18

Share Prices................................................. 19

Distributions and Taxes...................................... 20

Fund Structure............................................... 20


THESE FUNDS:

o  require a minimum initial investment of $1 million

o  are designed for investors seeking capital preservation, liquidity and income

o  are designed for investors seeking income exempt from federal income tax

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o  are also money market sweep funds for certain eligible accounts

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

--------------------------------------------------------------------------------
              (C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------
Lehman Brothers National Municipal Money Fund               Ticker Symbol: LBMXX
--------------------------------------------------------------------------------
(FORMERLY, NATIONAL MUNICIPAL MONEY FUND)

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The Portfolio Managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE, SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR
--------------------------------------------------------------------------------
                           [BAR CHART GRAPHIC OMITTED]



   1997   1998   1999  2000   2001   2002   2003  2004   2005   2006
   ----   ----   ----  ----   ----   ----   ----  ----   ----   ----
                                                                3.39

--------------------------------------------------------------------------------
 BEST QUARTER: Q4 '06, 0.89%
 WORST QUARTER: Q1 '06, 0.73%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/06
--------------------------------------------------------------------------------

                                      SINCE INCEPTION
                                    1 YEAR  (12/19/2005)
--------------------------------------------------------------------------------

National Municipal
Money Fund                            3.39       3.41
--------------------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
------------------------------------------------
  SHAREHOLDER FEES                         None

  ANNUAL OPERATING EXPENSES
  (% OF AVERAGE NET ASSETS)

  These are deducted from fund assets,
  so you pay them indirectly.

      Management fees*                     0.33

      Distribution (12b-1) fees            None

      Other expenses                       0.21
  ----------------------------------------------
      Total annual operating expenses**    0.54
-------------------------------------------------

 * "Management fees" includes investment management and administration fees.

** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.17% of average net assets. NBMI expects that, after this initial period, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
  ---------------------------------------------------------------
  Expenses                 $55       $173       $302       $677

--------------------------------------------------------------------------------

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the period ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were 0.00% of average net assets.

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


YEAR ENDED OCTOBER 31,                                                                    2006(1)
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                  1.0000

PLUS:                       Income from investment operations

                            Net investment income                                         0.0287

                            Net gains/losses -- realized                                  0.0001

                            Subtotal: income from investment operations                   0.0288

MINUS:                      Distributions to shareholders

                            Income dividends                                             (0.0287)

                            Capital gain distributions                                        --

                            Subtotal: distributions to shareholders                      (0.0287)

EQUALS:                     Share price (NAV) at end of period                            1.0001

RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                      0.16(2)

GROSS EXPENSES(3)                                                                           0.53(2)

EXPENSES(4)                                                                                 0.17(2)

NET INVESTMENT INCOME -- ACTUAL                                                             3.28(2)


OTHER DATA
--------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                         2.90(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                      170.50

   All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)Period from 12/19/2005 (beginning of operations) to 10/31/2006.

(2)Annualized.

(3)Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)Shows what this ratio would have been if there had been no expense offset arrangements.

(5)Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)Not annualized.

--------------------------------------------------------------------------------
 LEHMAN BROTHERS TAX-FREE MONEY FUND                       TICKER SYMBOL: LBTXX
--------------------------------------------------------------------------------
(FORMERLY, TAX-FREE MONEY FUND)

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The Portfolio Managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to local, state and federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE, SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR

                          [BAR CHART GRAPHIC OMITTED]


   1997   1998   1999  2000   2001   2002   2003  2004   2005   2006
   -----------------------------------------------------------------
                                                                3.33

--------------------------------------------------------------------------------
 BEST QUARTER: Q4 '06, 0.87%
 WORST QUARTER: Q1 '06, 0.73%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/06
--------------------------------------------------------------------------------

                                             SINCE INCEPTION
                                   1 YEAR      (12/19/2005)
--------------------------------------------------------------------------------
    Tax-Free Money Fund             3.33           3.34
--------------------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

--------------------------------------------------------------------------------
        SHAREHOLDER FEES                                        None

        ANNUAL OPERATING EXPENSES
        (% OF AVERAGE NET ASSETS)

        These are deducted from fund assets,
        so you pay them indirectly

            Management fees*                                    0.32

            Distribution (12b-1) fees                           None

            Other expenses                                      0.06
        ------------------------------------------------------------------------
            Total annual operating expenses**                   0.38
--------------------------------------------------------------------------------

 * "Management fees" includes investment management and administration fees.

** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.20% of average net assets. NBMI expects that, in the future, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                             1 YEAR     3 YEARS      5 YEARS     10 YEARS
           --------------------------------------------------------------
           Expenses           $39         $122         $213         $480

--------------------------------------------------------------------------------

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the period ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were 0.13% of average net assets.

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

YEAR ENDED OCTOBER 31,                                                                    2006(1)
--------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                  1.0000

PLUS:                       Income from investment operations

                            Net investment income                                         0.0282

                            Net gains/losses - realized                                   0.0000

                            Subtotal: income from investment operations                   0.0282

MINUS:                      Distributions to shareholders

                            Income dividends                                              0.0282

                            Capital gain distributions                                        --

                            Subtotal: distributions to shareholders                       0.0282

EQUALS:                     Share price (NAV) at end of period                            1.0000

RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------

The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                      0.17(2)

GROSS EXPENSES(3)                                                                           0.36(2)

EXPENSES(4)                                                                                 0.19(2)

NET INVESTMENT INCOME -- ACTUAL                                                             3.30(2)


OTHER DATA
--------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                         2.86(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                     1,165.1
--------------------------------------------------------------------------------------------------------------------------

   All of the above figures have been audited by Tait, Weller & Baker LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1)Period from 12/19/2005 (beginning of operations) to 10/31/2006.

(2)Annualized.

(3)Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)Shows what this ratio would have been if there had been no expense offset arrangements.

(5)Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)Not annualized.

--------------------------------------------------------------------------------
 YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Funds offer their Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class shares are also available as cash sweep vehicles for certain institutional investors. The Reserve Class has a minimum initial investment of $1 million.

The Reserve Class shares of each of the Funds described in this prospectus are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, most of the information you will need for managing your investment will come from Lehman Brothers, Neuberger Berman or from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Funds offer their Reserve Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES. Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in one of the Funds or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Funds, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES. If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

--------------------------------------------------------------------------------

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the Funds have the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES. You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o  both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved


The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES. The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

The Funds do not issue certificates for shares.

OTHER POLICIES. Under certain circumstances, the Funds reserve the right to:

o  suspend the offering of shares

o  reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o  change, suspend, or revoke the exchange privilege

o  suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

--------------------------------------------------------------------------------

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, bond market or Federal Reserve Wire System (Federal Reserve) closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o  take orders to purchase or sell Fund shares when the Exchange is closed.

MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE RESERVE CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

MARKET TIMING POLICY

IN LIGHT OF THE NATURE AND HIGH QUALITY OF THE FUNDS' INVESTMENTS AND THEIR INVESTMENT STRATEGY TO MAINTAIN A STABLE SHARE PRICE, THE MARKET-TIMING POLICIES ADOPTED BY THE FUNDS' TRUSTEES THAT ARE APPLICABLE TO OTHER FUNDS IN THE FUND FAMILY ARE GENERALLY NOT APPLICABLE WITH RESPECT TO FREQUENT PURCHASES, EXCHANGES AND REDEMPTIONS OF THE FUNDS' SHARES ("MARKET-TIMING ACTIVITIES"). IT IS EXPECTED THAT THE FUNDS WILL BE USED BY SHAREHOLDERS FOR SHORT-TERM INVESTING AND BY CERTAIN SELECTED ACCOUNTS UTILIZING THE FUNDS AS A CASH SWEEP VEHICLE. HOWEVER, FREQUENT PURCHASES, EXCHANGES AND REDEMPTIONS OF FUND SHARES CAN INTERFERE WITH FUND MANAGEMENT AND AFFECT COSTS AND PERFORMANCE FOR OTHER SHAREHOLDERS. THEREFORE, UNDER CERTAIN CIRCUMSTANCES, THE FUNDS RESERVE THE RIGHT TO REJECT ANY EXCHANGE OR PURCHASE ORDER; CHANGE, SUSPEND OR REVOKE THE EXCHANGE PRIVILEGE OR SUSPEND THE TELEPHONE ORDER PRIVILEGE IN ORDER TO COMBAT SUCH ACTIVITIES.

PORTFOLIO HOLDINGS POLICY

A DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' PORTFOLIO SECURITIES IS AVAILABLE IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES

METHOD              THINGS TO KNOW                                        INSTRUCTIONS
-------------------------------------------------------------------------------------------------------------------
WIRING MONEY        A wire for a first investment must be for at          Before wiring any money, call
                    least $1 million; if your balance should fall         888-556-9030 for an order confirmation
                    below this amount, we reserve the right to
                    request that you bring your balance back              Have your financial institution send your
                    up to the minimum. If you have not done               wire to State Street Bank and Trust
                    so within 60 days, we may close your                  Company
                    account and send you the proceeds by
                    wire.                                                 Include your name, the fund name, your
                                                                          account number and other information
                                                                          as requested
-------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM     An exchange for a first investment must               Call 888-556-9030 to place your order
ANOTHER FUND        be for at least $1 million

                    Both accounts involved must be registered in the same name, address and tax ID number

                    An exchange order cannot be cancelled or
                    changed once it has been placed
-------------------------------------------------------------------------------------------------------------------
BY TELEPHONE        We do not accept phone orders for a first             Call 888-556-9030 to notify us of your
                    investment                                            purchase

                    Additional shares will be purchased upon              Immediately follow up with a wire
                    receipt of your money by our transfer
                    agent

                    Not available on retirement accounts

--------------------------------------------------------------------------------

SELLING SHARES

METHOD                    THINGS TO KNOW                                       INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER       We will wire the proceeds to the bank                Send us a letter requesting us to sell
                          account designated on your application               shares signed by all registered owners;
                                                                               include your name, account number, the
                          You may need a Medallion signature                   fund name, the dollar amount or number
                          guarantee                                            of shares you want to sell, and any other
                                                                               instructions
                          Please also supply us with your e-mail
                          address and daytime telephone number                 If regular first-class mail, send to:
                          when you write to us in the event we need
                          to reach you                                         Lehman Brothers Funds
                                                                               Boston Service Center
                                                                               P.O. Box 8403
                                                                               Boston, MA 02266-8403

                                                                               If express delivery, registered mail, or
                                                                               certified mail, send to:
                                                                               Lehman Brothers Funds
                                                                               c/o State Street Bank and Trust Company
                                                                               30 Dan Road
                                                                               Canton, MA 02021
--------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX          For amounts of up to $250,000                        Write a request to sell shares as described
                                                                               above Call 888-556-9030 to obtain the
                          Not available if you have changed the                appropriate fax number
                          address on the account in the past 15 days
--------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER     All phone orders to sell shares must be for          Call 888-556-9030 to place your order
                          at least $1,000 unless you are closing out           Give your name, account number, the
                          an account                                           fund name, the dollar amount or number
                                                                               of shares you want to sell, and any other
                          Not available if you have declined the               instructions
                          phone option

                          Not available if you have changed the
                          address on the account in the past 15 days
--------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO           Both accounts must be registered in the              Call 888-556-9030 to place your order
ANOTHER FUND              same name, address and tax ID number

                          An exchange order cannot be cancelled or changed once it has been placed

--------------------------------------------------------------------------------

SHARE PRICES

Because Reserve Class shares of these Funds do not have sales charges, the price you pay for each share of a Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.lehmanam.com

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF RESERVE CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE RESERVE CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF RESERVE CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, each Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) daily and pays them monthly. The Funds do not anticipate making any distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Unless you designate otherwise, your income dividends from a Fund will be reinvested in additional Reserve Class shares of that Fund. However, if you prefer you may receive all distributions in cash. Distributions taken in cash can be sent to you by wire to a designated bank account or invested in Reserve Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional Reserve Class Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED. The part of a Fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of its distributions equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for those purposes. Accordingly, shares of the Funds are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Distributions of net income (other than exempt-interest dividends) and short-term gain are generally taxed as ordinary income. It is not expected that any of the Funds' distributions will be attributable to "qualified dividend income" (generally, dividends a Fund receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

Any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of a Fund's income dividends may be a tax preference item for purposes of the federal alternative minimum tax. A Fund may invest in securities or use techniques that produce taxable income.

HOW SHARE TRANSACTIONS ARE TAXED. Shareholders that sell shares of a Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON TAXABLE FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the Funds.

--------------------------------------------------------------------------------


NEUBERGER BERMAN INCOME FUNDS

RESERVE CLASS SHARES
o  No load, sales charges or 12b-1 fees

If you would like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Fund's performance
o  Fund performance data and financial statements
o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Fund, including:
o  various types of securities and practices, and their risks
o  investment limitations and additional policies
o  information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Web site: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO publicinfo@sec.gov OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT www.sec.gov.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.




SEC file number 811-3802
F0466 02/07 48036

--------------------------------------------------------------------------------

                          LEHMAN BROTHERS INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                              Reserve Class Shares



                             DATED February 28, 2007
                          AS AMENDED September 11, 2007


                  Lehman Brothers NATIONAL MUNICIPAL MONEY Fund
                       Lehman Brothers TAX-FREE MONEY Fund



              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


     Lehman Brothers NATIONAL MUNICIPAL MONEY Fund (formerly, National Municipal Money Fund) and Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money
Fund) (each a "Fund"; collectively, the "Funds") offer shares pursuant to a Prospectus dated February 28, 2007, as amended June 1, 2007, August 23, 2007 and September 11, 2007 (the "Prospectus").


     Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund invests all of its net investable assets in MUNICIPAL Master Series and TAX-EXEMPT Master Series (each, a "Master Series"), respectively, each a series of Institutional Liquidity Trust.

     The Prospectus provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.

(C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

(C)2007 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION......................................................1
         Investment Policies and Limitations................................1
         Cash Management and Temporary Defensive Positions..................4
         Additional Investment Information..................................4

CERTAIN RISK CONSIDERATIONS................................................19

PERFORMANCE INFORMATION....................................................20
         Yield Calculations................................................20
         Tax Equivalent Yield..............................................20

TRUSTEES AND OFFICERS......................................................21

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES..........................37
         Investment Manager and Administrator..............................37
         Management and Administration Fees................................39
         Waivers and Reimbursements........................................40
         Sub-Adviser.......................................................40
         Investment Companies Managed......................................41
         Codes of Ethics...................................................42
         Management and Control of NB Management and Lehman
         Brothers Asset Management.........................................42

DISTRIBUTION ARRANGEMENTS..................................................42

ADDITIONAL PURCHASE INFORMATION............................................45
         Share Prices and Net Asset Value..................................45
         Financial Intermediaries..........................................45

VALUATION OF PORTFOLIO SECURITIES..........................................45
ADDITIONAL EXCHANGE INFORMATION............................................46

ADDITIONAL REDEMPTION INFORMATION..........................................52
         Suspension of Redemptions.........................................52
         Redemptions in Kind...............................................52

DIVIDENDS AND OTHER DISTRIBUTIONS..........................................52

ADDITIONAL TAX INFORMATION.................................................53
         Taxation of the Funds.............................................53
         Taxation of the Master Series.....................................54
         Taxation of the Funds' Shareholders...............................56


PORTFOLIO TRANSACTIONS.....................................................57
         Expense Offset Arrangement........................................60
         Proxy Voting......................................................60

PORTFOLIO HOLDINGS DISCLOSURE..............................................61
         Portfolio Holdings Disclosure Policy..............................61
         Portfolio Holdings Disclosure Procedures..........................61
         Portfolio Holdings Approved Recipients............................62

REPORTS TO SHAREHOLDERS....................................................63

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS.............................63
         The Funds.........................................................63
         Master Series.....................................................64

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................66

LEGAL COUNSEL..............................................................66

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................66


REGISTRATION STATEMENT.....................................................67

FINANCIAL STATEMENTS.......................................................68


APPENDIX A -- RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..............A-1

                             INVESTMENT INFORMATION


     Each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     Each Fund seeks its investment objective by investing all of its net investable assets in a separate operating series (each, a "Master Series") of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Fund that invests therein. (A Fund and the Master Series in which it invests are referred to herein as "corresponding"; and the Trust and Master Trust are together referred to as the "Trusts.") Each Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and each Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and each Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or the trustees of the Master Trust ("Master Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Master Series may not be changed without the approval of the lesser of:


     (1) 67% of the total units of beneficial interest ("shares") of the Fund or Master Series represented at a meeting at which more than 50% of the outstanding Fund or Master Series shares are represented or

     (2) a majority of the outstanding shares of the Fund or Master Series.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Master Series, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


     NB Management has delegated day-to-day management of each Master Series to Lehman Brothers Asset Management. Throughout this SAI, the term "Manager" is used to refer to NB Management or Lehman Brothers Asset Management, as appropriate.


Investment Policies and Limitations
-----------------------------------

     Each Fund has the following fundamental investment policy, to enable it to invest in a Master Series:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     A Fund's policy on "Investments in Any One Issuer" does not limit a Fund's ability to invest up to 100% of its total assets in a master series with the same investment objectives, policies and limitations as the Fund.

     All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Master Series. Therefore, although the following discusses the investment policies and limitations of each Master Series, it applies equally to each corresponding Fund.


     Each Master Series determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.


     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Master Series. If events subsequent to a transaction result in a Master Series exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The fundamental investment policies and limitations of each Master Series are as follows:


     1. BORROWING. Neither Master Series may borrow money, except that a Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. Neither Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit each Master Series from purchasing the securities of issuers that own interests in any of the foregoing.

     3. INDUSTRY CONCENTRATION. Neither Master Series may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), (ii) investments by a Master Series in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Master Series in municipal securities.

     4. DIVERSIFICATION. Neither Master Series may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

     5. LENDING. Neither Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. Neither Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. Neither Master Series may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. Neither Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


     The non-fundamental investment policies and limitations of each Master Series are as follows:


     1. GEOGRAPHIC CONCENTRATION. Neither Master Series will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

     2. ILLIQUID SECURITIES. Neither Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     3.  BORROWING.  Neither  Master  Series  intends to borrow,  including  any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     4. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, neither Master Series may make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. Neither Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.


     SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

     For temporary defensive purposes, each Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and after-tax yields for each Master Series that are lower than the tax-equivalent yields available on municipal securities at the time.

     In reliance on an SEC exemptive rule, a Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Master Series from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Master Series' investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Additional Investment Information
---------------------------------


     Each Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of each Master Series' principal investment strategies are discussed in the

Prospectus. A Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for a Master Series.


     DESCRIPTION OF MUNICIPAL OBLIGATIONS.
     ------------------------------------

     Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Master Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.


     From time to time, federal legislation has affected the availability of municipal obligations for investment by a mutual fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. Additionally, the U.S. Supreme Court has announced that it will consider a case from Kentucky involving the question of whether a state can exempt from state income tax interest on bonds issued by the state and municipalities located therein without exempting interest on other states' and municipalities' bonds. See "Additional Tax Information--Taxation of the Funds' Shareholders--State Taxation." Although it is too early to predict how the Court might decide such a case, it has the potential to affect the availability of municipal obligations for investment by a Master Series, and the value of a Master Series' assets could be materially and adversely affected. In either of these events, each Master Series would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Master Series earned was taxable, that interest could be deemed taxable retroactive to the time the Master Series purchased the relevant security.


     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Master Series will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Master Series a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Master Series.

     MUNICIPAL NOTES. Municipal notes include the following:

     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.


     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, including revenue made available under certain state aid funding programs. Such appropriation of revenue is generally accounted for in the state budgetary process.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.


     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Government National Mortgage Association ("GNMA") (also known as the Government National Mortgage Association).


     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Master Series can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

     TENDER OPTION BONDS. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Master Series effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Master Series' investments, whereas a decline in interest rates generally will increase that value. The ability of each Master Series to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Master Series invests (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.


     POLICIES AND LIMITATIONS. As a fundamental policy, MUNICIPAL Master Series normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities. As a fundamental policy, TAX-EXEMPT Master Series normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). Except as otherwise provided in the Prospectus and this SAI, each Master Series' investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which each Master Series invests in various types of municipal obligations will vary from time to time.


     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.


     "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae, Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae, the Federal Home Loan Banks ("FHLB"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the U.S. Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.


     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

     POLICIES AND LIMITATIONS. Neither Master Series has specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each Master Series must invest according to its investment objective and policies.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Master Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Master Series may be subject to legal restrictions, which could be costly to it.


     POLICIES AND LIMITATIONS. Each Master Series may invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, a Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.

     Each Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; neither Master Series may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.


     SECURITIES LOANS. Each Master Series may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Manager, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Master Series. The Master Series may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. The Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Manager believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Master Series also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

     POLICIES AND LIMITATIONS. In order to realize income, each Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Manager. Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. A Master Series does not count the collateral for purposes of any investment policy or limitation that requires that Master Series to invest specific percentages of its assets in accordance with its principal investment program.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. A Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Master Series qualify under Rule 144A and an institutional market develops for those securities, a Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Master Series' illiquidity. The Manager, acting under guidelines established by the Master Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.


     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Master Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Master Trustees.


     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities. Each Master Series may invest only in commercial paper receiving the highest rating from Standard & Poor's ("S&P") (A-1) or Moody's Investors Service, Inc. ("Moody's") (P-1), or deemed by the Manager to be of equivalent quality.


     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Master Series' net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Master Series. The Manager monitors the creditworthiness of counter-parties to reverse repurchase agreements.

     A Master Series' investment of its proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Master Series generally will enter into a reverse repurchase agreement only if the Manager anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Master Series receives a large-scale redemption near 3:00 p.m., Eastern time.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Master Series will deposit in a segregated account with its custodian, or designate on its books as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Master Series' obligations under the agreement.


     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Master Series invest typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (E.G., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Master Series' quality standards. Accordingly, in purchasing these securities, each Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. A Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     The Adjustable Rate Securities in which each Master Series invests are municipal obligations.

     POLICIES AND LIMITATIONS. Each Master Series may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

     For purposes of determining its dollar-weighted average maturity, each Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, each Master Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE. When a Master Series purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed-upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Master Series that terminates if the Master Series sells the obligations to a third party.


     The Master Series may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Master Series' ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Master Series may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.


     Although each Master Series currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Master Series to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Master Series to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.


     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Master Series is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of a Master Series' investment portfolio.

     POLICIES AND LIMITATIONS. Each Master Series will not invest in a standby commitment unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series will earn on the municipal obligations subject to the standby commitment will be exempt from federal income tax. Each Master Series will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Master Series will do so only to facilitate portfolio liquidity.


     PARTICIPATION INTERESTS. The Master Series may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Manager to be creditworthy. A Master Series has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Master Series currently intends to acquire participation interests, each reserves the right to do so in the future.


     POLICIES AND LIMITATIONS. Each Master Series will not purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series will earn on the municipal obligations in which it holds the participation interest will be exempt from federal income tax.


     MONEY MARKET FUNDS. Each Master Series may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.


     POLICIES AND LIMITATIONS. For cash management purposes, a Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."


     Otherwise, a Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Master Series' quality, maturity, and duration standards. Each Master Series may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States.


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by each Master Series to purchase securities that will be issued at a future date (ordinarily within two months, although a Master Series may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Master Series to "lock in" what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counter-party may fail to complete the sale of the security. If this occurs, a Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Master Series will enter into transactions with established counter-parties and the Manager will monitor the creditworthiness of such counter-parties.


     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Master Series' NAV starting on the date of the agreement to purchase the securities. Because a Master Series has not yet paid for the securities, this produces an effect similar to leverage. A Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause a Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

     POLICIES AND LIMITATIONS. Neither Master Series may invest more than 10% of its total assets in when-issued securities. A Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Master Series may dispose of or renegotiate a commitment after it has been entered into. A Master Series also may sell securities it has committed to purchase before those securities are delivered to the Master Series on the settlement date. The Master Series may realize capital gains or losses in connection with these transactions.


     When a Master Series purchases securities on a when-issued or delayed delivery basis, the Master Series will, until payment is made, deposit in a segregated account with its custodian, or designate on its books as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.


     LEVERAGE. A Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Master Series' NAV. Although the principal of such borrowings will be fixed, a Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Master Series will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Master Series' shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONS. Each Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     ZERO COUPON SECURITIES. Each Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into account for tax purposes ratably by each Master Series prior to the receipt of any actual payments.

     Because each Master Series must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for federal income tax purposes, a Master Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -Taxation of the Funds."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     CALL RISK. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds from the called security at the current, lower rates.


     RATINGS OF FIXED INCOME SECURITIES. The Master Series may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Master Series may rely on the ratings of any NRSRO, the Master Series mainly refer to ratings assigned by S&P, Moody's, and Fitch, Inc., which are described in Appendix A. Each Master Series may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Master Series may permissibly invest.


     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Master Series.




     RATINGS DOWNGRADES. Subsequent to its purchase by a Master Series, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Master Series. In such a case, the Manager will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.


     MATURITY. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

     Each Master Series has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Master Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires a Master Series to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Each Master Series has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.

                           CERTAIN RISK CONSIDERATIONS

     Although each Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Master Series will achieve its investment objective.

     Each Master Series' ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Master Series invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.


     A Fund's investment in a Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in a Master Series (other than a Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Master Series will vary.

     Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

Yield Calculations
------------------

     Each Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of each Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1)365/7] - 1.

Tax Equivalent Yield


     Each Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2007) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:


              Tax Equivalent Yield =  Y1 + Y2
                                      --
                                     1-MR

where Y1 equals the portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals the portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2007, the computation is:

              4%/(1 - .35) = 4/.65 = 6.15% Tax Equivalent Yield


In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%;

conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt, and that the investor is not subject to the federal alternative minimum tax; it also does not take into account the effect of state and local income taxes.


     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS IN      OTHER DIRECTORSHIPS
                                POSITION AND LENGTH OF                               FUND COMPLEX OVERSEEN   HELD BY OUTSIDE FUND
NAME, AGE, AND ADDRESS [(1)]       TIME SERVED[(2)]    PRINCIPAL OCCUPATION(S)[(3)]  BY FUND TRUSTEE[(4)]    COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT                         FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                        Consultant; formerly,                              Independent Trustee or
John Cannon (77)                Trustee since 1994      Chairman, CDC Investment            59             Director of three series
                                                        Advisers (registered                               of Oppenheimer Funds:
                                                        investment adviser), 1993 to                       Limited Term New York
                                                        January 1999; formerly,                            Municipal Fund, Rochester
                                                        President and Chief                                Fund Municipals, and
                                                        Executive Officer, AMA                             Oppenheimer Convertible
                                                        Investment Advisors, an                            Securities Fund since
                                                        affiliate of the American                          1992.
                                                        Medical Association.

------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (71)               Trustee since 2000      Counsel, Carter Ledyard &           59             Formerly, Director (1997
                                                        Milburn LLP (law firm)                             to 2003) and Advisory
                                                        since October 2002;                                Director (2003 to 2006),
                                                        formerly, Attorney-at-Law                          ABA Retirement Funds
                                                        and President, Faith                               (formerly, American Bar
                                                        Colish, A Professional                             Retirement Association)
                                                        Corporation, 1980 to 2002.                         (not-for-profit
                                                                                                           membership corporation).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS IN      OTHER DIRECTORSHIPS
                                POSITION AND LENGTH OF                               FUND COMPLEX OVERSEEN   HELD BY OUTSIDE FUND
NAME, AGE, AND ADDRESS [(1)]       TIME SERVED[(2)]    PRINCIPAL OCCUPATION(S)[(3)]  BY FUND TRUSTEE[(4)]    COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss (58)             Trustee since 2007      President, Woodhill                 59             Director, Ocwen Financial
                                                        Enterprises Inc./Chase                             Corporation (mortgage
                                                        Hollow Associates LLC                              servicing), since 2005;
                                                        (personal investment                               Director, American Water
                                                        vehicle), since 2006; Chief                        (water utility), since
                                                        Operating and Financial                            2003; Director, Channel
                                                        Officer, Hopewell Holdings                         Reinsurance (financial
                                                        LLC/ Amwell Holdings, LLC                          guaranty reinsurance),
                                                        (a holding company for a                           since 2006; Advisory
                                                        healthcare reinsurance                             Board Member, Attensity
                                                        company start- up), since                          (software developer),
                                                        2003; formerly, Consultant,                        since 2005; Director,
                                                        Resources Connection                               Allianz Life of New York
                                                        (temporary staffing), 2002                         (insurance), since 2005;
                                                        to 2006.                                           Director, Financial
                                                                                                           Women's Association of
                                                                                                           New York (not for profit
                                                                                                           association), since 2003;
                                                                                                           Trustee Emerita, Brown
                                                                                                           University, since 1998.

------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (70)             Trustee since 2000      President, C.A. Harvey              59             Formerly, President,
                                                        Associates since October                           Board of Associates to
                                                        2001; formerly, Director,                          The National
                                                        AARP, 1978 to December                             Rehabilitation Hospital's
                                                        2001.                                              Board of Directors, 2001
                                                                                                           to 2002; formerly,
                                                                                                           Member, Individual
                                                                                                           Investors Advisory
                                                                                                           Committee to the New York
                                                                                                           Stock Exchange Board of
                                                                                                           Directors, 1998 to June
                                                                                                           2002.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS IN      OTHER DIRECTORSHIPS
                                POSITION AND LENGTH OF                               FUND COMPLEX OVERSEEN   HELD BY OUTSIDE FUND
NAME, AGE, AND ADDRESS [(1)]       TIME SERVED[(2)]    PRINCIPAL OCCUPATION(S)[(3)]  BY FUND TRUSTEE[(4)]    COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)             Trustee since 1993    Marcus Nadler Professor             59             Formerly, Director, The
                                                        Emeritus of Finance and                            Caring Community
                                                        Economics, New York                                (not-for- profit), 1997
                                                        University Stern School of                         to 2006; formerly,
                                                        Business; formerly,                                Director, DEL
                                                        Executive Secretary-                               Laboratories, Inc.
                                                        Treasurer, American Finance                        (cosmetics and
                                                        Association, 1961 to 1979.                         pharmaceuticals), 1978 to
                                                                                                           2004; formerly, Director,
                                                                                                           Apple Bank for Savings,
                                                                                                           1979 to 1990; formerly,
                                                                                                           Director, Western Pacific
                                                                                                           Industries, Inc., 1972 to
                                                                                                           1986 (public company).
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter (47)         Trustee since 2007      Dean, School of                     59             Trustee, Northwestern
                                                        Business, University of                            Mutual Series Fund, Inc.
                                                        Wisconsin - Madison;                               since February 2007;
                                                        formerly, Professor of                             Director, Wausau Paper
                                                        International Economics and                        since 2005; Director,
                                                        Associate Dean, Amos Tuck                          Great Wolfe Resorts since
                                                        School of Business -                               2004.
                                                        Dartmouth College, 1998 to
                                                        2002.
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (70)             Trustee since 2000    Retired; formerly, Vice             59             Director, Webfinancial
                                                        President and General                              Corporation (holding
                                                        Counsel, WHX Corporation                           company) since December
                                                        (holding company), 1993 to                         2002; formerly, Director
                                                        2001.                                              WHX Corporation (holding
                                                                                                           company), January 2002 to
                                                                                                           June 2005; formerly,
                                                                                                           Director, State Theatre
                                                                                                           of New Jersey
                                                                                                           (not-for-profit theater),
                                                                                                           2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS IN      OTHER DIRECTORSHIPS
                                POSITION AND LENGTH OF                               FUND COMPLEX OVERSEEN   HELD BY OUTSIDE FUND
NAME, AGE, AND ADDRESS [(1)]       TIME SERVED[(2)]    PRINCIPAL OCCUPATION(S)[(3)]  BY FUND TRUSTEE[(4)]    COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George W. Morriss (59)          Trustee since 2007      Formerly, Executive Vice            59             Member, Board of
                                                        President and Chief                                Managers, Old Mutual
                                                        Financial Officer, People's                        Funds of Hedge Funds
                                                        Bank (a financial services                         (registered hedge fund)
                                                        company), 1991 to 2001.                            since October 2006.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78)            Trustee since 2000    Formerly, Member,                   59             Director, Legg Mason,
                                                        Investment Policy                                  Inc. (financial services
                                                        Committee, Edward Jones,                           holding company) since
                                                        1993 to 2001; President,                           1993; formerly, Director
                                                        Securities Industry                                Boston Financial Group
                                                        Association ("SIA")                                (real estate and tax
                                                        (securities industry's                             shelters), 1993 to 1999.
                                                        representative in
                                                        government relations and
                                                        regulatory matters at the
                                                        federal and state levels),
                                                        1974 to 1992; Adviser to
                                                        SIA, November 1992 to
                                                        November 1993.
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)             Trustee since 1993    Retired; formerly, Senior           59             Formerly, Director,
                                                        Vice President, Foodmaker,                         Pro-Kids Golf and
                                                        Inc. (operator and                                 Learning Academy (teach
                                                        franchiser of restaurants)                         golf and computer usage
                                                        until January 1997.                                to "at risk" children),
                                                                                                           1998 to 2006; formerly,
                                                                                                           Director, Prandium, Inc.
                                                                                                           (restaurants), March 2001
                                                                                                           to July 2002.
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (75)            Trustee since 2000    Founding General Partner,           59             None.
                                                        Oxford Partners and Oxford
                                                        Bioscience Partners
                                                        (venture capital investing)
                                                        and President, Oxford
                                                        Venture Corporation since
                                                        1981.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS IN      OTHER DIRECTORSHIPS
                                POSITION AND LENGTH OF                               FUND COMPLEX OVERSEEN   HELD BY OUTSIDE FUND
NAME, AGE, AND ADDRESS [(1)]       TIME SERVED[(2)]    PRINCIPAL OCCUPATION(S)[(3)]  BY FUND TRUSTEE[(4)]    COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (57)                Trustee since 2000;     General Partner, Seip               59             Director, H&R Block, Inc.
                                Lead Independent        Investments LP (a private                          (financial services
                                Trustee beginning       investment partnership);                           company) since May 2001;
                                2006                    formerly, President and                            Chairman, Compensation
                                                        CEO, Westaff, Inc.                                 Committee, H&R Block,
                                                        (temporary staffing), May                          Inc. since 2006;
                                                        2001 to January 2002;                              Director, America One
                                                        formerly, Senior Executive                         Foundation since 1998;
                                                        at the Charles Schwab                              formerly, Chairman,
                                                        Corporation, 1983 to 1998,                         Governance and Nominating
                                                        including Chief Executive                          Committee, H&R Block,
                                                        Officer, Charles Schwab                            Inc., 2004 to 2006;
                                                        Investment Management, Inc.                        Director, Forward
                                                        and Trustee, Schwab Family                         Management, Inc. (asset
                                                        of Funds and Schwab                                management company), 1999
                                                        Investments, 1997 to 1998,                         to 2006; formerly
                                                        and Executive Vice                                 Director, E-Bay
                                                        President- Retail                                  Zoological Society, 1999
                                                        Brokerage, Charles Schwab &                        to 2003; formerly,
                                                        Co., Inc., 1994 to 1997.                           Director, General Magic
                                                                                                           (voice recognition
                                                                                                           software), 2001 to 2002;
                                                                                                           formerly, Director,
                                                                                                           E-Finance Corporation
                                                                                                           (credit decisioning
                                                                                                           services), 1999 to 2003;
                                                                                                           formerly, Director,
                                                                                                           Save-Daily.com (micro
                                                                                                           investing services), 1999
                                                                                                           to 2003.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS IN      OTHER DIRECTORSHIPS
                                POSITION AND LENGTH OF                               FUND COMPLEX OVERSEEN   HELD BY OUTSIDE FUND
NAME, AGE, AND ADDRESS [(1)]       TIME SERVED[(2)]    PRINCIPAL OCCUPATION(S)[(3)]  BY FUND TRUSTEE[(4)]    COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (59)        Trustee since 1993      Private investor and                59             Director, Montpelier Re
                                                        consultant specializing in                         (reinsurance company)
                                                        the insurance industry;                            since 2006; Director,
                                                        formerly, Advisory                                 National Atlantic
                                                        Director, Securitas Capital                        Holdings Corporation
                                                        LLC (a global private                              (property and casualty
                                                        equity investment firm                             insurance company) since
                                                        dedicated to making                                2004; Director, The
                                                        investments in the                                 Proformance Insurance
                                                        insurance sector), 1998 to                         Company (property and
                                                        December 2003.                                     casualty insurance
                                                                                                           company) since March
                                                                                                           2004; formerly, Director,
                                                                                                           Providence Washington
                                                                                                           Insurance Company
                                                                                                           (property and casualty
                                                                                                           insurance company),
                                                                                                           December 1998 to March
                                                                                                           2006; formerly, Director,
                                                                                                           Summit Global Partners
                                                                                                           (insurance brokerage
                                                                                                           firm), 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (62)               Trustee since 2000    Retired; formerly, Regional         59             None.
                                                        Manager for Mid-Southern
                                                        Region, Ford Motor Credit
                                                        Company, September 1997 to
                                                        2007; formerly, President,
                                                        Ford Life Insurance
                                                        Company, April 1995 to
                                                        August 1997.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF FUNDS IN      OTHER DIRECTORSHIPS
                                POSITION AND LENGTH OF                               FUND COMPLEX OVERSEEN   HELD BY OUTSIDE FUND
NAME, AGE, AND ADDRESS [(1)]       TIME SERVED[(2)]    PRINCIPAL OCCUPATION(S)[(3)]  BY FUND TRUSTEE[(4)]    COMPLEX BY FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                   FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (67)              President and Trustee Executive Vice President            59             Director, Dale Carnegie
                                  since 2002            and Chief Investment                               and Associates, Inc.
                                                        Officer, Neuberger Berman                          (private company) since
                                                        Inc. (holding company)                             1998; Director,
                                                        since 2002 and 2003,                               Solbright, Inc. (private
                                                        respectively; Managing                             company) since 1998.
                                                        Director and Chief
                                                        Investment Officer,
                                                        Neuberger Berman, since
                                                        December 2005 and 2003,
                                                        respectively; formerly,
                                                        Executive Vice President,
                                                        Neuberger Berman, December
                                                        2002 to 2005; Director and
                                                        Chairman, NB Management
                                                        since December 2002;
                                                        formerly, Executive Vice
                                                        President, Citigroup
                                                        Investments, Inc.,
                                                        September 1995 to February
                                                        2002; formerly, Executive
                                                        Vice President, Citigroup
                                                        Inc., September 1995 to
                                                        February 2002.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (48)            Chairman of the Board Executive Vice President,           59             Director and Vice
                                  and Trustee since     Neuberger Berman Inc.                              President, Neuberger &
                                  2000; Chief Executive (holding company) since                            Berman Agency, Inc. since
                                  Officer since 1999;   1999; Head of Neuberger                            2000; formerly, Director,
                                  President from 1999   Berman Inc.'s Mutual Funds                         Neuberger Berman Inc.
                                  to 2000               Business (since 1999) and                          (holding company),
                                                        Institutional Business                             October 1999 to March
                                                        (1999 to October 2005);                            2003; Trustee, Frost
                                                        responsible for Managed                            Valley YMCA; Trustee,
                                                        Accounts Business and                              College of Wooster.
                                                        intermediary distribution
                                                        since October 1999;
                                                        President and Director, NB
                                                        Management since 1999;
                                                        Managing Director,
                                                        Neuberger Berman since
                                                        2005; formerly, Executive
                                                        Vice President, Neuberger
                                                        Berman, 1999 to December
                                                        2005; formerly, Principal,
                                                        Neuberger Berman, 1997 to
                                                        1999; formerly, Senior Vice
                                                        President, NB Management,
                                                        1996 to 1999.
------------------------------------------------------------------------------------------------------------------------------------




(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and/or Lehman Brothers Asset Management.

Information about the Officers of the Trust
-------------------------------------------

                                Position and Length of
Name, Age, and Address (1)         Time Served (2)                                 Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------
Andrew B. Allard (45)         Anti-Money Laundering                Senior Vice President, Neuberger Berman since 2006; Deputy
                              Compliance Officer since 2002        General Counsel, Neuberger Berman since 2004; formerly,
                                                                   Vice President, Neuberger Berman, 2000 to 2006; formerly,
                                                                   Associate General Counsel, Neuberger Berman, 1999 to 2004;
                                                                   Anti-Money Laundering Compliance Officer, seventeen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Michael J. Bradler (37)        Assistant Treasurer                 Vice President, Neuberger Berman since 2006; Employee, NB
                               since 2005                          Management since 1997; Assistant Treasurer, seventeen registered investment companies for which NB Management acts as investment manager and administrator (fifteen since 2005 and two since
                                                                   2006).

                                Position and Length of
Name, Age, and Address (1)         Time Served (2)                                 Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (50)           Secretary since 1985             Senior Vice President, Neuberger Berman since 2007; Vice
                                                                   President-Mutual Fund Board Relations, NB Management since 2000 and Assistant Secretary since 2004; formerly, Vice President,
                                                                   Neuberger Berman, 2002 to 2006 and Employee since 1999;
                                                                   Secretary, seventeen registered investment companies for which
                                                                   NB Management acts as investment manager and administrator
                                                                   (three since 1985, four since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (50)              Vice President since 2000           Managing Director, Neuberger Berman since 2007; formerly, Senior
                                                                   Vice President, Neuberger Berman, 2003 to 2006; formerly, Vice
                                                                   President, Neuberger Berman, 1999 to 2003; Senior Vice
                                                                   President, NB Management since 2000; Vice President, seventeen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).


Brian J. Gaffney (54)          Vice President since 2000           Managing Director, Neuberger Berman since 1999; Senior Vice
                                                                   President, NB Management since 2000; Vice President, seventeen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).


Maxine L. Gerson (56)          Chief Legal Officer since           Senior Vice President, Neuberger Berman since 2002; Deputy
                               2005 (only for purposes of          General Counsel and Assistant Secretary, Neuberger Berman
                               sections 307 and 406 of the         since 2001; Secretary and General Counsel, NB Management since
                               Sarbanes-Oxley Act of 2002)         2004; Chief Legal Officer (only for purposes of sections 307 and
                                                                   406 of the Sarbanes-Oxley Act of 2002), seventeen registered investment companies for which NB Management acts as investment manager and administrator (fifteen since 2005 and two since
                                                                   2006).

                                Position and Length of
Name, Age, and Address (1)         Time Served (2)                                 Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------
Sheila R. James (41)           Assistant Secretary since 2002      Assistant Vice President, Neuberger Berman since 2007 and
                                                                   Employee since 1999; Assistant Secretary, seventeen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Kevin Lyons (51)               Assistant Secretary since 2003      Employee, Neuberger Berman since 1999; Assistant Secretary, seventeen registered investment companies for which NB
                                                                   Management acts as investment manager and administrator
                                                                   (ten since 2003, four since 2004, one since 2005 and two since
                                                                   2006).

John M. McGovern (37)           Treasurer and Principal            Senior Vice President, Neuberger Berman since 2007; Assistant
                              Financial and Accounting Officer     formerly, Vice President, Neuberger Berman, 2004 to 2006;
                               since 2005; prior thereto,          Employee, NB Management since 1993; Treasurer and Principal
                                Treasurer since 2002               Financial and Accounting Officer, seventeen registered
                                                                   investment companies for which NB Management acts as
                                                                   investment manager and administrator (fifteen since 2005
                                                                   and two since 2006); formerly, Assistant Treasurer, fifteen registered investment companies for which NB Management
                                                                   acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (36)             Assistant Treasurer since 2005       Vice President, Neuberger Berman since 2006; Employee, NB
                                                                   Management since 1995; Assistant Treasurer, seventeen
                                                                   registered investment companies for which NB Management
                                                                   acts as investment manager and administrator (fifteen since
                                                                   2005 and two since 2006).


Frederic B. Soule (61)          Vice President since 2000          Senior Vice President, Neuberger Berman since 2003;
                                                                   formerly, Vice President, Neuberger Berman, 1999 to 2002;
                                                                   Vice President, seventeen registered investment companies
                                                                   for which NB Management acts as investment manager and
                                                                   administrator (three since 2000, four since 2002, three
                                                                   since 2003, four since 2004, one since 2005 and two since
                                                                   2006).



                                Position and Length of
Name, Age, and Address (1)         Time Served (2)                                 Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------------------

Chamaine Williams (36)      Chief Compliance Officer since 2005    Senior Vice President, Neuberger Berman since 2007; Chief
                                                                   Compliance Officer, NB Management since 2006; Senior Vice
                                                                   President, Lehman Brothers Inc. since 2007; formerly, Vice
                                                                   President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance
                                                                   Officer, seventeen registered investment companies for which NB
                                                                   Management acts as investment manager and administrator
                                                                   (sixteen since 2005 and one since 2006); Chief Compliance
                                                                   Officer, Lehman Brothers Asset Management Inc. since 2003;
                                                                   Chief Compliance Officer, Lehman Brothers Alternative
                                                                   Investment Management LLC since 2003; formerly, Vice President,
                                                                   UBS Global Asset Management (US) Inc. (formerly, Mitchell
                                                                   Hutchins Asset Management, a wholly-owned subsidiary of
                                                                   PaineWebber Inc.), 1997 to 2003.
____________________



(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Lehman Brothers Asset Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met twice.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee did not meet.

     GOVERNANCE  AND  NOMINATING   COMMITTEE.   The  Governance  and  Nominating
Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2006, the Committee met twice.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met three times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met once.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/06
                         ------------------------------

                                   Aggregate              Total Compensation
Name and Position                 Compensation               from Investment
with the Trust                   from the Trust             Companies in the
                                                          Neuberger Berman Fund
                                                                 Complex
-------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
John Cannon                        $24,311.59             $108,800.52
Trustee
Faith Colish                       $22,990.52             $102,010.27
Trustee
Martha C. Goss                        N/A*                    N/A*
Trustee
C. Anne Harvey                     $22,990.52             $102,010.27
Trustee
Robert A. Kavesh                   $22,990.52             $102,010.27
Trustee
Michael M. Knetter                    N/A*                   $6,077
Trustee

                                   Aggregate              Total Compensation
Name and Position                 Compensation               from Investment
with the Trust                   from the Trust             Companies in the
                                                          Neuberger Berman Fund
                                                                 Complex
-------------------------------------------------------------------------------
Howard A. Mileaf                   $24,311.59             $108,800.52
Trustee
George W. Morriss                     N/A*                   $6,741
Trustee
Edward I. O'Brien                  $22,990.52             $102,010.27
Trustee
William E. Rulon                   $22,990.52             $102,010.27
Trustee
Cornelius T. Ryan                  $25,177.26             $113,675.57
Trustee
Tom D. Seip                        $27,577.99             $123,395.94
Trustee
Candace L. Straight                $22,990.52             $102,010.27
Trustee
Peter P. Trapp                     $22,862.35             $101,605.08
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                       $0                        $0
President and Trustee

Peter E. Sundman                     $0                        $0
Chairman of the Board, Chief
Executive Officer and
Trustee

*Dr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007. Ms. Goss became a Fund Trustee on June 1, 2007.


     On August 31, 2007 the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


Ownership of Equity Securities by the Fund Trustees
---------------------------------------------------

     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2006.*

---------------------------------------------
                      National      Tax-Free
                   Municipal Money    Money
---------------------------------------------

John Cannon               A             A
---------------------------------------------
Faith Colish              A             A
---------------------------------------------
Martha C. Goss            A             A
---------------------------------------------
C. Anne Harvey            A             A
---------------------------------------------

Robert A. Kavesh          A             A
---------------------------------------------
Michael M.                A             A
Knetter
---------------------------------------------
Howard A. Mileaf          A             A
---------------------------------------------
George W. Morriss         A             A
---------------------------------------------
Edward I. O'Brien         A             A
---------------------------------------------
William E. Rulon          A             A
---------------------------------------------
Cornelius T. Ryan         A             C
---------------------------------------------
Tom D. Seip               A             A
---------------------------------------------
Candace L.                A             A
Straight
---------------------------------------------
Peter P. Trapp            A             A
---------------------------------------------
Jack L. Rivkin            A             A
---------------------------------------------
Peter E. Sundman          A             E
---------------------------------------------
*Valuation as of December 31, 2006.


A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000
E = over $100,000


     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family as of December 31, 2006.*.

--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                   IN ALL REGISTERED INVESTMENT COMPANIES
                                   OVERSEEN BY  FUND TRUSTEE IN FAMILY OF
NAME OF FUND TRUSTEE               INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                       E
--------------------------------------------------------------------------------
Faith Colish                                      E
--------------------------------------------------------------------------------
Martha C. Goss                                    C
--------------------------------------------------------------------------------
C. Anne Harvey                                    D
--------------------------------------------------------------------------------
Robert A. Kavesh                                  C
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                   IN ALL REGISTERED INVESTMENT COMPANIES
                                   OVERSEEN BY  FUND TRUSTEE IN FAMILY OF
NAME OF FUND TRUSTEE               INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------

Michael M. Knetter                                A
--------------------------------------------------------------------------------
Howard A. Mileaf                                  E
--------------------------------------------------------------------------------
George W. Morriss                                 C
--------------------------------------------------------------------------------
Edward I. O'Brien                                 E
--------------------------------------------------------------------------------
William E. Rulon                                  E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                 C
--------------------------------------------------------------------------------
Tom D. Seip                                       E
--------------------------------------------------------------------------------
Candace L. Straight                               E
--------------------------------------------------------------------------------
Peter P. Trapp                                    E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                    B
--------------------------------------------------------------------------------
Peter E. Sundman                                  E
--------------------------------------------------------------------------------
     * Valuation as of December 31, 2006.


A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000
E = over $100,000


INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------


     Because all of a Fund's net investable assets are invested in its corresponding Master Series, the Funds do not need an investment manager. NB Management serves as the investment manager to the Master Series pursuant to a management agreement with the Master Trust, on behalf of each Master Series (a "Management Agreement"). The Management Agreement was approved by the holders of the interests in the Master Series on September 10, 2007.


     The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Master Series through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Master Series; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Master Series.


     Under the Management Agreement, NB Management provides to the Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management, presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Master Series pays NB Management a management fee based on its average daily net assets, as described below and in the Prospectus.


     NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust dated December 31, 2005 (the "Administration Agreement"). For such administrative services, the Reserve Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described in the Prospectus and below.

     Under the Administration Agreement, NB Management also provides to the Reserve Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.


     The Management Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Master Series, so long as its continuance is approved at least annually (1) by the vote of a majority of the Master Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Master Trustees or by a 1940 Act majority vote of the outstanding interests in that Master Series.


     The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreement is terminable, without penalty, with respect to the Master Series on 60 days' written notice either by the Master Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Master Trust. Each Agreement terminates automatically if it is assigned.



Management and Administration Fees
----------------------------------


     For investment management services, Tax-Exempt Master Series and Municipal Master Series each pay NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.


     NB Management has contractually undertaken to forgo current payment of fees and/or reimburse the management fee so that the management fee of each Master Series is limited to 0.08% per annum of each Master Series' average daily net assets. This contractual undertaking lasts until March 31, 2010.

     Each Master Series has contractually undertaken to repay NB Management for the fees forgone and/or paid by NB Management, provided the repayments do not cause the Master Series' management fee to exceed an annual rate of 0.08%, respectively, of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

     For administrative services, the Reserve Class of each Fund pays NB Management at the annual rate of 0.08% of that Class's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

     The Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal year ended October 31, 2006:

                                            MANAGEMENT AND ADMINISTRATION FEES
                                            ----------------------------------
                                                 ACCRUED FOR FISCAL YEARS
                                                 ------------------------
                                                     ENDED OCTOBER 31
                                                     ----------------
Reserve Class                                              2006
-------------                                              ----
NATIONAL MUNICIPAL MONEY                               $464,259

TAX-FREE MONEY                                        $1,751,847


Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a Class-by-Class basis.

     NB Management has voluntarily undertaken to reimburse or waive certain expenses of the Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund so that the total operating expenses of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 0.17% and 0.20% of average daily net assets, respectively. NB Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund, so that total annual operating expenses of each Fund are limited to 0.23% of average net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment with notice to each Fund.

     For the fiscal years ended October 31, 2006, NB Management reimbursed the Reserve Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

Reserve Class                                          2006
-------------                                          ----
NATIONAL MUNICIPAL MONEY                               $0

TAX-FREE MONEY*                                        $0

*Prior to June 1, 2006, NB Management had voluntarily agreed to reimburse or waive the Reserve Class of Lehman Brothers TAX-FREE MONEY Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) were limited to 0.17% of average daily net assets.

Sub-Adviser
-----------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Master Series pursuant to a sub-advisory agreement dated December 15, 2006 (the "Sub-Advisory Agreement").

     Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Master Series through associated persons of Lehman Brothers Asset Management.

The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to the Master Series for a period of two years after the date the Master Series became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund, by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Investment Companies Managed
----------------------------

     The investment decisions concerning the Master Series and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management Inc. (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Master Series. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Master Series to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.


     There may be occasions when a Master Series and one or more of the Other NB Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Master Series, in other cases it is believed that a Master Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Master Trustees that the desirability of the Master Series' having their advisory arrangements with NB Management and/or Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.


     The  Master  Series  are  subject  to  certain  limitations  imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Master Series, the Other NB Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and/or Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------


     The Funds, Master Series, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, Fund Trustees and Master Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Master Series or taking personal advantage of investment opportunities that may belong to the Master Series. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.


MANAGEMENT AND CONTROL OF NB MANAGEMENT AND LEHMAN BROTHERS ASSET MANAGEMENT
----------------------------------------------------------------------------


     Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman Inc. are: Joseph Amato, Kevin Handwerker, Jack
L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Richard W. Knee, Lori A. Loftus and Bradley C. Tank.


     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

     Each Fund offers a Class of shares, known as Reserve Class.

DISTRIBUTOR
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Reserve Class shares are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Reserve Class shares, a continuous
offering,   without  sales  commission  or  other  compensation  and  bears  all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Reserve Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

     For each Funds' Reserve Class shares, which are sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.

     From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Reserve Class. The Distribution Agreement continues until October 31, 2007. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and
(2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

Revenue Sharing
---------------

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)  to  certain  brokers,   dealers,   or  other  financial   intermediaries
("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

     In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of

Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Reserve Class of each Fund and each Master Series is calculated by subtracting total liabilities of the Reserve Class from total assets attributable to the Reserve Class (in the case of the Master Series, the market value of the securities the Master Series holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.

     Each Fund tries to maintain a stable NAV of $1.00 per share. The Master Series values their securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Master Series and the Fund each calculates its NAV as of 3:00 p.m., Eastern time, on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.

Financial Intermediaries
------------------------

     The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Funds' Prospectus.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                         ADDITIONAL EXCHANGE INFORMATION

     If shareholders purchased a Neuberger Berman fund's Advisor, Institutional, Investor or Trust Class shares directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met (please see the "Maintaining Your Account" section of the Fund's Prospectuses for additional information). Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for
Neuberger Berman International Institutional Fund Institutional Class shareholders, or Neuberger Berman Genesis Fund Institutional Class shareholders.

     Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.


EQUITY FUNDS
------------

    Neuberger Berman All Cap Growth Fund                     Seeks   growth  of  capital.   Invests   mainly  in  common   stocks
                                                             of small-, mid-, and large-capitalization companies, which it defines as  those  with a  total  market  capitalization  within  the  market capitalization  range  of  the  Russell  3000  Index.  The  Portfolio
                                                             Managers  employ a disciplined  investment  strategy  when  selecting growth stocks,  looking for fast-growing companies with above average sales and competitive returns on equity relative to their peers.

    Neuberger Berman Century Fund                            Seeks  long-term  growth of capital;  dividend  income is a secondary
                                                             goal.  Invests  mainly  in  common  stocks  of   large-capitalization
                                                             companies.  The Portfolio  Manager seeks to buy companies with strong historical and prospective earnings growth.


                                                                46


    Neuberger Berman                                         Seeks long-term capital growth.  The Portfolio Manager also may
    Fasciano Fund                                            consider a  company's  potential  Fasciano  Fund for income  prior to selecting  it for the Fund.  The Fund  invests  mainly in the  common stocks of small-cap companies,  i.e., those with a total market value of no more than $1.5  billion at the time the Fund  first  invests in them. In selecting  companies that the Portfolio Manager believes may have greater  potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are  under-followed by major Wall Street brokerage houses and large asset management firms.

    Neuberger Berman                                         Seeks  long-term  growth  of  capital.  Invests  mainly  in  common
    Focus Fund                                               stocks  selected  from  13 multi-industry  sectors of the economy.  To maximize potential return, the Fund normally makes 90% or more of its investments  in not more than six  sectors  of the  economy,  and may invest 50% or more of its assets in any one sector.

    Neuberger Berman                                         Seeks  growth  of  capital.   Invests   mainly  in  stocks  of
    Genesis Fund                                             companies   with  small  market capitalizations  (no  more  than  $1.5
    (This Fund is closed to new investors.)                  billion  at the  time  of the  Fund's  investment).  The Portfolio
                                                             Managers  seek to buy  the  stocks  of  undervalued  companies  whose current product lines and balance sheets are strong.


    Neuberger Berman Global Real Estate Fund                 Seeks total return  through  investment in securities of real estate
                                                             companies   located  in  the  United  States  and  other   countries,
                                                             emphasizing both capital appreciation and current income.


    Neuberger Berman                                         Seeks long-term growth of capital and secondarily,  current income.
    Guardian Fund                                            Invests mainly in stocks of mid- to  large-capitalization  companies that are well positioned and are undervalued in the market.

    Neuberger Berman                                         Seeks  long-term  capital  appreciation  by  investing  primarily  in
    International Fund                                       foreign  stocks  of  any capitalization,  both in developed  economies and in emerging markets.  The Portfolio  Managers seek undervalued
    (This Fund is closed to new investors.)                  companies in countries with strong potential for growth.


                                                                47


EQUITY FUNDS
------------

    Neuberger Berman International                           Seeks  long-term  capital  appreciation  by  investing  primarily  in
    Institutional Fund                                       foreign stocks of any capitalization, both in developed economies and in emerging markets.  The Portfolio  Managers (This Fund is closed to new investors.) seek  undervalued  companies in countries with strong potential for growth.

    Neuberger Berman                                         Seeks  long-term  capital  appreciation  by  investing  primarily  in
    International Large Cap Fund                             common  stocks of foreign companies,  both in developed  economies and
                                                             in  emerging  markets.   The  Portfolio   Managers  seek  undervalued
                                                             companies in countries with strong potential for growth.

    Neuberger Berman                                         Seeks  growth of capital.  Invests in  securities  believed to have the
    Manhattan Fund                                           maximum  potential  for long-term  capital  appreciation.  Portfolio
                                                             Managers  seek  fast-growing  companies  with above average sales and competitive  returns on equity  relative to their  peers.  Factors in identifying  these firms may  include  financial  strength,  a strong position  relative to competitors and strong earnings growth relative to competitors.

    Neuberger Berman                                         Seeks  growth  of  capital  by  investing  mainly  in  common  stocks
    Millennium Fund                                          of  small-capitalization companies,  which it defines as those with a total  market value of no more than $2 billion at the time of initial investment.  The Portfolio  Managers take a growth  approach to stock selection,  looking for fast  growing  companies  with above  average sales and  competitive  returns on equity  relative  to their  peers.
                                                             Factors in identifying these firms may include financial strength,  a strong  position  relative to competitors  and strong earnings growth relative to competitors.

    Neuberger Berman                                         Seeks capital growth through an approach that is intended to increase
    Partners Fund                                            capital with  reasonable risk. The Portfolio Manager looks at fundamentals,  focusing particularly on cash flow, return on capital, and asset values.

    Neuberger Berman                                         Seeks total return  through  investment  in real estate  securities,
    Real Estate Fund                                         emphasizing  both capital appreciation and current income.


                                                                48

EQUITY FUNDS
------------

Neuberger Berman                                             Seeks  growth  of  capital  by  investing  primarily  in common  stocks
Regency Fund                                                 of  mid-capitalization companies which the Portfolio Manager believes have solid fundamentals.

Neuberger Berman                                             Seeks long-term  growth of capital by investing  primarily in
Socially Responsive Fund                                     securities of companies that meet the Fund's financial criteria and social policy.


INCOME FUNDS
------------

Neuberger Berman                                             A money market fund seeking the highest  available  current income
Cash Reserves                                                consistent  with safety and liquidity.  The Fund invests in high-
                                                             quality  money  market  instruments.  It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                                             A U.S.  Government  money  market fund seeking  maximum  safety and
Government Money Fund                                        liquidity  and the highest available  current income.  The Fund invests in securities issued or guaranteed as to principal or interest by the
                                                             U.S. Government,  its agencies and  instrumentalities  and repurchase agreements relating to such securities.

Lehman Brothers High Income Bond Fund                        Seeks high total  returns  consistent  with capital  preservation.  The
                                                             Fund  normally  invests  primarily  in  a  diversified  portfolio  of intermediate-term,  U.S.  dollar  denominated,  high-yield  corporate bonds, including those sometimes known as "junk" bonds.

Lehman Brothers                                              Seeks to maximize  total return  through a  combination  of income and
Core Bond Fund                                               capital  appreciation.  The Fund normally invests in high quality fixed-income  securities.  Corporate bonds, commercial paper or bonds secured by assets such as home mortgages, generally, must at least be an A*/;  bonds  issued by the U.S.  Government  or its  agencies  are considered high quality.

Lehman Brothers Short Duration Bond Fund                     Seeks the highest  current  income  consistent  with low risk to principal  and liquidity  and,  secondarily,  total return.  The Fund invests in debt securities,  primarily  investment grade; maximum 10%
                                                             below  investment  grade,  but no lower  than  B.[*/] Maximum  average duration of three years.


                                                                49

INCOME FUNDS
------------

Lehman Brothers Strategic Income Fund                        Seeks to maximize  income  without undue risk to  principal.  The Fund invests in a diversified  portfolio of  fixed-income  instruments  of varying  sectors,  credit quality and maturities and  dividend-paying equities.

MUNICIPAL FUNDS
---------------

Lehman Brothers Municipal Securities Trust                   Seeks  high  current  tax-exempt  income  with  low  risk  to principal  and liquidity  and,  secondarily,  total return.  The Fund invests  in  investment  grade  municipal  securities  with a maximum average duration of 10 years.

Lehman Brothers National Municipal Money Fund                Seeks the highest available current income exempt from federal income tax that is consistent  with safety and liquidity.  The Fund normally invests  at least 80% of its net assets in  high-quality,  short-term securities from municipal issuers around the country.  The Fund seeks to maintain a stable $1.00 share price.

Lehman Brothers Municipal Money Fund                         A money  market fund  seeking the  highest  current  income  exempt from federal income tax,  consistent  with safety and liquidity.  The
                                                             Fund invests in high-quality,  short-term  municipal  securities.  It seeks to maintain a constant purchase and redemption price of $1.00.

Lehman Brothers New York Municipal Money Fund                A money market fund seeking the highest available current income exempt from federal income tax and New York state and New York city personal income taxes that is consistent  with safety and liquidity.  The Fund normally  invests  at least 80% of its net  assets  in  high-quality, short-term  municipal  securities  that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.


                                                                50

MUNICIPAL FUNDS
---------------

Lehman Brothers Tax-Free Money Fund                          Seeks the highest available current income exempt from federal income tax and, to the extent possible, from the federal alternative minimum tax, that is consistent with safety and liquidity.  The Fund normally invests  at least 80% of its net assets in  high-quality,  short-term municipal securities.  The Fund also normally invests at least 80% of its  net  assets  in  securities  the  interest  on  which  is  not a preference  item for federal  alternative  minimum tax purposes.  The
                                                             Fund seeks to maintain a stable $1.00 share price.


[*/] As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the Funds, except Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

     o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

     o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------


     The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. Redemption payments may also be delayed in the event of the closing of the Federal Reserve or when trading on the Federal Reserve is restricted; when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.


     If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open ("Business Day") after termination of the suspension.

     Each Fund calculates its share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, each Fund would price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


     Each Fund distributes to its shareholders substantially all of its net investment income it earns by Class (after deducting expenses attributable to the Class) and any net capital gains it realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and net capital gains). A Master Series' net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital and losses. Net gains and losses of a Master Series, if any, are reflected in its NAV (and hence the corresponding Fund's NAV) until distributed.


     Each Master Series and Fund calculates its net investment income and share price as of 3:00 p.m., Eastern time, on each Business Day.

     Income dividends are declared daily, at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. The shares of each Fund will begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" (if converted by 6:00 p.m., Eastern time), or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.


     Each Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.


     Each Fund's dividends and other distributions, if any, are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.


     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------


     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (which is treated as a separate corporation for federal tax purposes) must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain"), if any, determined without regard to any deduction for dividends paid) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must
meet  several  additional  requirements.   With  respect  to
each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" (described under "Taxation of the Funds' Shareholders" below), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, such a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service that each such series, as an investor in a corresponding master portfolio, would be deemed to own a proportionate share of the portfolio's assets, and to earn a proportionate share of the portfolio's income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Funds may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Funds as well.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.


     See the next section for a discussion of the tax consequences to a Fund of distributions to it from a Master Series, investments by the Master Series in certain securities, and certain other transactions engaged in by the Master Series.

Taxation of the Master Series
-----------------------------


     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service to the effect that, among other things, each master portfolio would be treated as a separate partnership for federal tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Master Series as well. As a result, neither Master Series is subject to federal income tax; instead, each investor in a Master Series, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses, deductions, and Tax Preference Items, without regard to whether it has received any cash distributions from the Master Series. Each Master Series also is not subject to Delaware income or franchise tax.

     Because each Fund is deemed to own a proportionate share of its corresponding Master Series' assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC and to pay exempt-interest dividends, each Master Series intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.


     Distributions to a Fund from its corresponding Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis for its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in its corresponding Master Series generally equals the amount of cash and the basis of any property the Fund invests in the Master Series, increased by the Fund's share of the Master Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Fund and (b) the Fund's share of the Master Series' losses.




     A Master Series may acquire municipal zero coupon or other securities issued with OID. As a holder of those securities, a Master Series (and hence its corresponding Fund) must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment thereon during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (determined without regard to any deduction for dividends paid) and net tax-exempt income, including any tax-exempt OID, to satisfy the Distribution Requirement, a Fund may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of its share of cash its corresponding Master Series actually receives. Those distributions will be made from a Fund's cash assets, if any, or from redemption of part of its interest in its corresponding Master Series, which may have to sell portfolio securities. That Master Series may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or taxable capital gain.

     A Master Series may invest in bonds that are purchased, generally not on their original issue, with "market discount" (that is, at a price less than the principal amount of the bond adjusted for any accrued OID) ("market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Master Series acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity.

Gain on the disposition of a market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of such treatment, an election may be made to include market discount in gross income currently, for each taxable year to which it is attributable.


Taxation of the Funds' Shareholders
-----------------------------------


     FEDERAL. Dividends a Fund pays will qualify as "exempt-interest dividends," as defined in the Prospectuses, and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of its corresponding Master Series' total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Fund and each Master Series intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income (i.e., the excess of its excludable interest over certain amounts disallowed as deductions, including its share of such excess of its corresponding Master Series) for the year.

     Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. However, tax-exempt interest, including exempt-interest dividends, is subject to information reporting. Accordingly, the amount of exempt-interest dividends -- and, to the extent determination thereof is possible after reasonable effort, the part thereof constituting interest that is a Tax Preference Item -- that the Funds pay to their shareholders will be reported to them annually on Forms 1099-INT (or substitutes therefor). The foregoing will not apply, however, with respect to the part of those dividends attributable to OID on municipal bonds and interest on tax-exempt "bearer" bonds until the Service provides future guidance.


     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.


     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.


     Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.


     If a Master Series invests in instruments that generate taxable income, under the circumstances described in the Prospectus and this SAI and in the discussion of market discount bonds above, the portion of any Fund dividend attributable thereto will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Master Series realizes capital gain as a result of market transactions, any distributions of the gain by its corresponding Fund will be taxable to its shareholders.





     As described in "Maintaining Your Account" in the Prospectus, each Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so.

     WITHHOLDING. Each Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who are subject to backup withholding for any other reason.

     The distributions each Fund pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Fund distributions, however, that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its share of its corresponding Master Series') "qualified net interest income" (i.e., "qualified interest income," which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits, less allocable deductions) and/or short-term capital gain, and (3) with respect to a taxable year before January 1, 2008, are exempt from withholding tax.

     STATE TAXATION. Shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. Moreover, in January 2006, the Kentucky Court of Appeals held that a provision of Kentucky law that exempts from state income taxation interest on obligations issued by the State of Kentucky or its political subdivisions but subjects to that taxation interest on obligations of "sister states and political subdivisions thereof" violates the United States Constitution. The Kentucky Department of Revenue filed a petition requesting the U.S. Supreme Court to review that decision, which the Court recently granted. The final outcome of that case is unknown, and it cannot be predicted whether similar cases will be filed in other jurisdictions. If a final adverse decision is rendered in that case, it could affect the tax status of Fund dividends for state income tax purposes and could negatively impact the value of the securities a Master Series holds and, therefore, the value of its corresponding Fund's shares. Investors should consult their tax advisers concerning state and local taxation of Fund distributions.


                             PORTFOLIO TRANSACTIONS


     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Master Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, each Master Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Master Series plans to continue to use Neuberger Berman and/or Lehman Brothers Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Master Series receive give-ups or reciprocal business in connection with its securities transactions.


     During the fiscal year ended October 31, 2006, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."

     During the fiscal year ended October 31, 2006, Lehman Brothers TAX-FREE MONEY Fund did not acquire any securities of its "regular brokers or dealers." At October 31, 2006, that Fund held none of the securities of its "regular brokers or dealers."




     The Master Series may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Master Series to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Master Series will be made on terms at least as favorable to the Master Series as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Master Series as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Master Series. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.


     The use of Neuberger Berman and Lehman Brothers as brokers for each Master Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).


     Under the 1940 Act, commissions paid by a Master Series to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Master Series' policy that the commissions paid to Neuberger Berman and Lehman Brothers must be

(1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Master Series and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Master Series do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Master Series unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.


     To ensure that accounts of all investment clients, including a Master Series, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.


     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Master Series. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Master Series cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Master Series participate in.

Expense Offset Arrangement
--------------------------

     Each Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2006, the impact of this arrangement was a reduction of expenses as follows:

--------------------------------------------------------------------------------
FUNDS                                  AMOUNT OF REDUCTION OF EXPENSES
--------------------------------------------------------------------------------
NATIONAL MUNICIPAL MONEY                            $13,411.64
--------------------------------------------------------------------------------
TAX-FREE MONEY                                      $127,599.04
--------------------------------------------------------------------------------

Proxy Voting
------------


     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the relevant Master Series, its corresponding Fund and the Fund's shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Master Series. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.


     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Master Series prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master Series, rating and ranking organizations, and affiliated persons of the Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of a Master Series (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of a Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the respective Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Master Series, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Trustees reviews the Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.


     Pursuant to Codes of Ethics adopted by the Master Series, NB Management, and Lehman Brothers Asset Management ("Codes of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of a Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series' shareholders. The Codes of Ethics also prohibit any person associated with a Master Series, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.


Portfolio Holdings Approved Recipients
--------------------------------------

     The Master Series currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Master Series employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Master Series' activities and supplies each Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. The Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Master Series who require access to this information to fulfill their duties to the Master Series. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Rating, Ranking and Research Agencies.
     -------------------------------------

     Each Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Master Series. Each Master Series provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Master Series also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Master Series' top 10 holdings. No compensation is received by any Master Series, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. Each Master Series either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each of the Master Series.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (including the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."

     On February 28, 2007, each of Lehman Brothers National Municipal Money Fund and Lehman Brothers TAX-FREE MONEY Fund changed its name from NATIONAL MUNICIPAL MONEY Fund and Tax-Free Money Fund, respectively.


     For the period from the Fund's inception through 9/10/2007, each Fund was organized in a single-tier multiple class structure with one class, the Reserve Class. As of 9/11/2007, each Fund is organized as a feeder fund in a master-feeder structure, with one class, the Reserve Class.


     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Master Series
-------------

     Each Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has nine separate portfolios (the nine Master Series). The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other.

     FUNDS' INVESTMENTS IN MASTER SERIES. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Master Series, which is a "master fund." Each Master Series, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Portfolio thus acquires an indirect interest in those securities.

     Each Fund's investment in its corresponding Master Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Master Series.

     Each Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in a Master Series on the same terms and conditions as a Fund and will pay a proportionate share of the Master Series' expenses. Other investors in a Master Series are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, shareholders of a Class of the Fund may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any Fund that invests in a Master Series is available from NB Management by calling 888-556-9030.

     The Fund Trustees believe that investment in a Master Series by other potential investors in addition to the Funds may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in a Master Series, if any. For example, if a large investor in a Master Series (other than a Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Fund may withdraw its entire investment from its corresponding Master Series at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Master Series with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Master Series, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. Each Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of Master Series investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in a Master Series, they could have voting control of the Master Series.

     CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Master Series will not be personally liable for the obligations of the Master Series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master Trust or Master Series property of any shareholder nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being a shareholder.

     OTHER. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund and Master Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence for Reserve Class shares of each Fund should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     Each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and MUNICIPAL Master Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA, 02116, as the independent registered public accounting firm that will audit its financial statements.

     Each of Lehman Brothers TAX-FREE MONEY Fund and TAX-EXEMPT Master Series has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit its financial statements.


                                  LEGAL COUNSEL

     The Trusts have selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of August 31, 2007, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.


FUND AND CLASS                    NAME & ADDRESS                      PERCENT OWNED
--------------                    --------------                      -------------
Lehman Brothers NATIONAL          Comcast Cable                            9.85%
MUNICIPAL MONEY Fund              Funding I Inc.
                                  1201 N. Market St.,
RESERVE CLASS                     Suite 1000
                                  Wilmington, DE 19801-1807

                                  Americredit Corp.                        7.65%
                                  801 Cherry St., Suite 3900
                                  Fort Worth, TX 76102-6839

                                  Tiffany (NJ) Inc.                        7.30%
                                  15 Sylvan Way
                                  Parsippany, NJ 07054-3815

                                  Horizon Offshr. Fin. & Accounting        6.20
                                  2500 Citywest Blvd.
                                  Suite 2200
                                  Houston, TX 77042-3031

                                  Stuart Krueger and Peter Davidson        5.13%
                                  Trustees
                                  973 Wateredge Place
                                  Hewlett Harbor, NY 11557-2611

Lehman Brothers TAX-FREE          Lehman Brothers Inc.                    14.12%
MONEY Fund                        For the Exclusive Benefit of
                                  Customers
RESERVE CLASS                     70 Hudson Street, 7th Floor
                                  Jersey City, NJ 07302-6599

                                  Marmon Holdings Inc.                    12.46%
                                  225 West Washington
                                  Chicago, IL 60606-2418

                                  Bear Stearns Securities Corp.            8.46%
                                  One Metrotech Center North
                                  Brooklyn, NY 11201-3870



RESERVE CLASS

Lehman Brothers TAX-FREE MONEY Fund

RESERVE CLASS

                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Master Series and the Funds.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from each Fund's Annual Report to shareholders for the fiscal year ended October 31, 2006:

          The audited financial statements of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and notes thereto for the fiscal year ended October 31, 2006, and the report of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

          The audited financial statements of Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money Fund) and notes thereto for the fiscal year ended October 31, 2006, and the report of Tait, Weller and Baker LLP, Independent Registered Public Accounting Firm with respect to such audited financial statements.

                                                                      Appendix A

                 RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

     S&P MUNICIPAL BOND RATINGS:
     --------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S MUNICIPAL BOND RATINGS:
     ------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P COMMERCIAL PAPER RATINGS:
     ----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     --------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     S&P SHORT-TERM RATINGS:
     ----------------------

     SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

     MOODY'S SHORT-TERM RATINGS:
     --------------------------

     MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

                          LEHMAN BROTHERS INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 57 ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23.    Exhibits
-------     --------

Exhibit Description
Number

(a)     (1)    Restated Certificate of Trust. Incorporated by Reference to
               Post-Effective Amendment No. 54 to Registrant's Registration
               Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed
               July 2, 2007).

        (2) Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 27, 2007).

        (3) Amended Schedule A to Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 27, 2007).

(b)            By-Laws of Lehman Brothers Income Funds. Filed herewith.

(c)     (1)    By-Laws of Lehman Brothers Income Funds, Articles V, VI, and
               VIII. Incorporated by Reference to Exhibit (b) of this
               Registration Statement.

        (2) Trust Instrument of Lehman Brothers Income Funds, Amended and Restated, Article V. Incorporated by Reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 27, 2007).

(d)     (1)   (i)    Management Agreement Between Lehman Brothers Income Funds
                     and Neuberger Berman Management Inc. Incorporated by
                     Reference to Post-Effective Amendment No. 42 to
                     Registrant's Registration Statement on Form N-1A, File
                     Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A and B to Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. Incorporated by Reference to
                     Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (iv) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post- Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit Description
Number

              (v) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

              (vi) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Neuberger Berman Government Money Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

       (2)    (i)    Management Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Lehman Brothers Core Bond Fund and Lehman Brothers New
                     York Municipal Money Fund. Incorporated by Reference to
                     Post-Effective Amendment No. 46 to Registrant's
                     Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A and B to the Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. Filed herewith.

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3082 (Filed June 1, 2005).

              (iv) Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Filed herewith.

       (3)    (i)    Management Agreement between Institutional Liquidity
                     Trust and Neuberger Berman Management Inc. ("NB
                     Management"). Incorporated by Reference to Pre-Effective
                     Amendment No. 1 to the Registration Statement of Lehman
                     Brothers Institutional Liquidity Series, File Nos.
                     333-120167 and 811-21648 (Filed on December 23, 2004).

              (ii) Amended Schedule A and B to the Management Agreement between Institutional Liquidity Trust and NB Management. Filed herewith.

              (iii) Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, Tax-Exempt Master Series and Treasury Reserves Master Series (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).

              (iv) Amended Schedule A and B to the Investment Advisory Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post- Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715 (Filed on July 27, 2007).

Exhibit Description
Number

(e)     (1)  (i)     Distribution Agreement Between Lehman Brothers
                     Income Funds and Neuberger Berman Management Inc. with
                     Respect to Investor Class Shares. Incorporated by
                     Reference to Post-Effective Amendment No. 42 to
                     Registrant's Registration Statement on Form N-1A, File
                     Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

       (2)    (i)    Distribution Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Trust Class Shares of Lehman Brothers Short Duration Bond
                     Fund. Incorporated by Reference to Post-Effective
                     Amendment No. 42 to Registrant's Registration Statement on
                     Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                     27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

       (3)    (i)    Distribution Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Institutional Class Shares of Lehman Brothers Strategic
                     Income Fund. Incorporated by Reference to Post-Effective
                     Amendment No. 42 to Registrant's Registration Statement on
                     Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed February
                     27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (4) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares (now, Investor Class Shares) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

        (5) Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Lehman Brothers Institutional Class (now, Institutional Class) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

       (6)    (i)    Distribution Agreement Between Lehman Brothers Income
                     Funds and Neuberger Berman Management Inc. with Respect to
                     Reserve Class Shares. Incorporated by Reference to
                     Post-Effective Amendment No. 48 to Registrant's
                     Registration statement on Form N-1A, File Nos. 2-85229 and
                     811-3802 (Filed December 19, 2005).

Exhibit Description
Number

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (7) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(f)     Bonus, Profit Sharing Contracts. None.

(g)    (1)    (i)    Custodian Contract Between Lehman Brothers Income
                     Funds and State Street Bank and Trust Company.
                     Incorporated by Reference to Post-Effective Amendment No.
                     21 to Registrant's Registration Statement on Form N-1A,
                     File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

              (ii) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)    (1)    (i)    Transfer Agency and Service Agreement Between
                     Lehman Brothers Income Funds and State Street Bank and
                     Trust Company. Incorporated by Reference to Post-Effective
                     Amendment No. 53 to Registrant's Registration Statement on
                     Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed February
                     28, 2007).

        (2)    (i)   Administration Agreement Between Lehman Brothers
                     Income Funds and Neuberger Berman Management Inc. with
                     Respect to Investor Class Shares. Incorporated by
                     Reference to Post-Effective Amendment No. 42 to
                     Registrant's Registration Statement on Form N-1A, File
                     Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

         (3)   (i)   Administration Agreement Between Lehman Brothers
                     Income Funds and Neuberger Berman Management Inc. with
                     Respect to Trust Class Shares of Lehman Brothers Short
                     Duration Bond Fund. Incorporated by Reference to Post-
                     Effective Amendment No. 42 to Registrant's Registration
                     Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                     (Filed February 27, 2004).

              (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit Description
Number

        (4) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

        (5) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class (now, Institutional Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

        (6)   (i)    Administration Agreement Between Lehman Brothers
                     Income Funds and Neuberger Berman Management Inc. with
                     Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 48 to Registrant's
                     Registration statement on Form N-1A, File Nos. 2-85229 and
                     811-3802 (Filed December 19, 2005).

              (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (7) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (8) Administration Agreement, Amended and Restated, Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (9) Expense limitation agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (10) Expense limitation agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. with respect to Municipal Master Series and Tax-Exempt Master Series Incorporated by Reference to Pre-Effective Amendment 2 to Lehman Brothers Institutional Liquidity Funds' Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15,
               2006)

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with respect to legality of securities being registered. Filed herewith.

(j)     (1)    Consent of Ernst & Young LLP, Independent Registered Public
               Accounting Firm. Filed herewith.

        (2) Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Filed herewith.

(k)     Financial Statements Omitted from Prospectus. None.

(l)     Letter of Investment Intent. None.

Exhibit Description
Number


(m)     (1)    Plan Pursuant to Rule 12b-1 with Respect to Neuberger
               Berman Investor Class Shares. Incorporated by Reference to
               Post-Effective Amendment No. 46 to Registrant's
               Registration Statement on Form N-1A, File Nos. 2-85229 and
               811-3802 (Filed June 1, 2005).

        (2) Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(n) Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811- 3802 (Filed February 28, 2007).

(o)     (1)    Power of Attorney for Lehman Brothers Income Funds.
               Incorporated by Reference to Post- Effective Amendment No. 51 to
               Registrant's Registration Statement on Form N-1A, File Nos. 2-
               85229 and 811-3802 (Filed December 29, 2006).

        (2) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post- Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2- 85229 and 811-3802 (Filed July 2, 2007).

        (3) Power of Attorney for Lehman Brothers Income Funds. Filed herewith.

        (4) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 29, 2006).

        (5) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

        (6) Power of Attorney for Institutional Liquidity Trust. Filed herewith.

(p)     (1)    Code of Ethics for Registrant, Investment Adviser and
               Underwriter. Incorporated by Reference to Post-Effective
               Amendment No. 44 to Registrant's Registration Statement on Form
               N-1A, File Nos. 2-85229 and 811-3802 (Filed February 25, 2005).

        (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).

Item 24.    Persons Controlled By or Under Common Control with Registrant.
-------     --------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ----------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and the Registrant and between NB Management and Institutional Liquidity Trust ("Master Trust") provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant or the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant or Master Trust against any liability to the Registrant or Master Trust, respectively, or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant or Master Trust.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") (now assigned to Lehman Brothers Asset Management LLC ("Lehman Brothers")with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and Lehman Brothers and the Registrant provides that neither Lehman Brothers nor any director, officer or employee of Lehman Brothers performing services for any series of the Registrant at the direction or request of Lehman Brothers in connection with Lehman Brothers' discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect Lehman Brothers against any liability to the Registrant or any series thereof or its interest holders to which Lehman Brothers would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Lehman Brothers' reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of Lehman Brothers who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management LLC nor any director, officer or employee of Lehman Brothers Asset Management LLC performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser and Sub-Adviser.
-------    ---------------------------------------------------------------------

           There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                                                   BUSINESS AND OTHER CONNECTIONS
----                                                                   ------------------------------
Joseph V. Amato                                                        Director, NB Management since 2007; Sole Director, CEO and
Director                                                               President, Neuberger Berman Inc. since 2007; CEO, Neuberger
                                                                       Berman, LLC since 2007; Managing Director, Lehman Brothers
                                                                       Inc. since 1994; formerly, Co-Head of Asset Management,
                                                                       Neuberger Berman, LLC from 2006 to 2007.


Ann H. Benjamin                                                        Portfolio Manager, High Income Bond Portfolio, a series of
Vice President, NB Management                                          Neuberger Berman Advisers Management Trust; Portfolio
                                                                       Manager, Lehman Brothers High Income Bond Fund and Lehman
                                                                       Brothers Strategic Income Fund, each a series of Lehman
                                                                       Brothers Income Funds; Portfolio Manager, Neuberger Berman
                                                                       Income Opportunity Fund Inc.; Portfolio Manager, Lehman
                                                                       Brothers First Trust Income Opportunity Fund.

Michael L. Bowyer                                                      Associate Portfolio Manager, Neuberger Berman Genesis Fund,
Vice President, NB Management                                          a series of Neuberger Berman Equity Funds.



Claudia A. Brandon                                                     Senior Vice President, Neuberger Berman, LLC since 2007;
Vice President/Mutual Fund Board                                       formerly, Vice President, Neuberger Berman, LLC, 2002 to 2006
Relations and Assistant Secretary,                                     and Employee since 1999; Secretary, Neuberger Berman Advisers
NB Management.                                                         Management Trust; Secretary, Neuberger Berman Equity Funds;
                                                                       Secretary, Lehman Brothers Income Funds; Secretary, Neuberger
                                                                       Berman Real Estate Income Fund Inc.; Secretary, Neuberger
                                                                       Berman Intermediate Municipal Fund Inc.; Secretary, Neuberger
                                                                       Berman New York Intermediate Municipal Fund Inc.; Secretary,
                                                                       Neuberger Berman California Intermediate Municipal Fund Inc.;
                                                                       Secretary, Neuberger Berman Realty Income Fund Inc.;
                                                                       Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                                                       Secretary, Neuberger Berman Real Estate Securities Income
                                                                       Fund Inc.; Secretary, Neuberger Berman Dividend Advantage
                                                                       Fund Inc.; Secretary, Lehman Brothers First Trust Income
                                                                       Opportunity Fund; Secretary, Neuberger Berman Institutional
                                                                       Liquidity Series; Secretary, Lehman Brothers Institutional
                                                                       Liquidity Cash Management Funds; Secretary, Institutional
                                                                       Liquidity Trust; Secretary, Lehman Brothers Reserve Liquidity
                                                                       Funds; Secretary, Lehman Brothers Institutional Liquidity
                                                                       Funds.

NAME                                                                   BUSINESS AND OTHER CONNECTIONS
----                                                                   ------------------------------
Steven R. Brown                                                        Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.                                         Neuberger Berman Real Estate Income Fund Inc.; Portfolio
                                                                       Manager, Neuberger Berman Realty Income Fund Inc.; Portfolio
                                                                       Manager, Neuberger Berman Income Opportunity Fund Inc.;
                                                                       Portfolio Manager, Neuberger Berman Real Estate Securities
                                                                       Income Fund Inc.; Portfolio Manager, Neuberger Berman
                                                                       Dividend Advantage Fund Inc.; Portfolio Manager, Neuberger
                                                                       Berman Global Real Estate Fund and Neuberger Berman Real
                                                                       Estate Fund, a series of Neuberger Berman Equity Funds;
                                                                       Portfolio Manager, Real Estate Portfolio, a series of
                                                                       Neuberger Berman Advisers Management Trust; Portfolio
                                                                       Manager, Lehman Brothers Strategic Income Fund, a series of
                                                                       Lehman Brothers Income Funds.

David H. Burshtan                                                      Portfolio Manager, Neuberger Berman Millennium Fund, a series
Vice President, NB Management.                                         of Neuberger Berman Equity Funds.

Lori B. Canell                                                         Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.                                         Neuberger Berman California Intermediate Municipal Fund Inc.;
                                                                       Portfolio Manager, Neuberger Berman Intermediate Municipal
                                                                       Fund Inc.; Portfolio Manager, Neuberger Berman New York
                                                                       Intermediate Municipal Fund Inc.; Portfolio Manager, Lehman
                                                                       Brothers Municipal Securities Trust, a series of Lehman
                                                                       Brothers Income Funds.

Robert Conti                                                           Managing Director, Neuberger Berman, LLC since 2007;
Senior Vice President, NB Management.                                  formerly, Senior Vice President of Neuberger Berman, LLC,
                                                                       2003 to 2006; Vice President, Neuberger Berman, LLC, from
                                                                       1999 to 2003; Vice President, Lehman Brothers Income Funds;
                                                                       Vice President, Neuberger Berman Equity Funds; Vice
                                                                       President, Neuberger Berman Advisers Management Trust; Vice
                                                                       President, Neuberger Berman Real Estate Income Fund Inc.;
                                                                       Vice President, Neuberger Berman Intermediate Municipal Fund
                                                                       Inc.; Vice President, Neuberger Berman New York Intermediate
                                                                       Municipal Fund Inc.; Vice President, Neuberger Berman
                                                                       California Intermediate Municipal Fund Inc.; Vice President,
                                                                       Neuberger Berman Realty Income Fund Inc.; Vice President,
                                                                       Neuberger Berman Income Opportunity Fund Inc.; Vice
                                                                       President, Neuberger Berman Real Estate Securities Income
                                                                       Fund Inc.; Vice President, Neuberger Berman Dividend
                                                                       Advantage Fund Inc.; Vice President, Lehman Brothers First
                                                                       Trust Income Opportunity Fund; Vice President, Neuberger
                                                                       Berman Institutional Liquidity Series; Vice President, Lehman
                                                                       Brothers Institutional Liquidity Cash Management Funds; Vice
                                                                       President, Institutional Liquidity Trust; Vice President,
                                                                       Lehman Brothers Reserve Liquidity Funds; Vice President,
                                                                       Lehman Brothers Institutional Liquidity Funds.

Robert B. Corman                                                       Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.                                         Neuberger Berman Focus Fund, a series of Neuberger Berman
                                                                       Equity Funds.

Robert W. D'Alelio                                                     Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.                                         Neuberger Berman Genesis Fund, a series of Neuberger Berman
                                                                       Equity Funds.

NAME                                                                   BUSINESS AND OTHER CONNECTIONS
----                                                                   ------------------------------
John E. Dugenske                                                       Portfolio Manager, Balanced Portfolio and Short Duration Bond
Vice President, NB Management.                                         Portfolio, each a series of Neuberger Berman Advisers
                                                                       Management Trust; Portfolio Manager, Neuberger Berman Cash
                                                                       Reserves, Neuberger Berman Government Money Fund and Lehman
                                                                       Brothers Short Duration Bond Fund, each a series of Lehman
                                                                       Brothers Income Funds.

Ingrid Dyott                                                           Vice President, Neuberger Berman, LLC; Associate Portfolio
Vice President, NB Management.                                         Manager, Guardian Portfolio, a series of Neuberger Berman
                                                                       Advisers Management Trust; Portfolio Manager, Socially
                                                                       Responsive Portfolio, a series of Neuberger Berman Advisers
                                                                       Management Trust; Associate Portfolio Manager, Neuberger
                                                                       Berman Guardian Fund, a series of Neuberger Berman Equity
                                                                       Funds; Portfolio Manager, Neuberger Berman Socially
                                                                       Responsive Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano                                                    Managing Director, Neuberger Berman, LLC since March 2001;
Vice President, NB Management.                                         Portfolio Manager, Neuberger Berman Fasciano Fund, a series of Neuberger Berman Equity Funds; Portfolio Manager, Fasciano
                                                                       Portfolio, a series of Neuberger Berman Advisers Management
                                                                       Trust.

Janet A. Fiorenza                                                      Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President, NB Management.                                         Lehman Brothers National Municipal Money Fund, Lehman
                                                                       Brothers New York Municipal Money Fund and Lehman Brothers
                                                                       Tax-Free Money Fund, each a series of Lehman Brothers Income
                                                                       Funds.

William J. Furrer                                                      Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President, NB Management.                                         Lehman Brothers National Municipal Money Fund, Lehman
                                                                       Brothers New York Municipal Money Fund and Lehman Brothers
                                                                       Tax-Free Money Fund, each a series of Lehman Brothers Income
                                                                       Funds.

Brian J. Gaffney                                                       Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice President, NB Management.                                  President, Lehman Brothers Income Funds; Vice President,
                                                                       Neuberger Berman Equity Funds; Vice President, Neuberger
                                                                       Berman Advisers Management Trust; Vice President, Neuberger
                                                                       Berman Real Estate Income Fund Inc.; Vice President,
                                                                       Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                                                       President, Neuberger Berman New York Intermediate Municipal
                                                                       Fund Inc.; Vice President, Neuberger Berman California
                                                                       Intermediate Municipal Fund Inc.; Vice President, Neuberger
                                                                       Berman Realty Income Fund Inc.; Vice President, Neuberger
                                                                       Berman Income Opportunity Fund Inc.; Vice President,
                                                                       Neuberger Berman Real Estate Securities Income Fund Inc.;
                                                                       Vice President, Neuberger Berman Dividend Advantage Fund
                                                                       Inc.; Vice President, Lehman Brothers First Trust Income
                                                                       Opportunity Fund; Vice President, Neuberger Berman
                                                                       Institutional Liquidity Series; Vice President, Lehman
                                                                       Brothers Institutional Liquidity Cash Management Funds; Vice
                                                                       President, Institutional Liquidity Trust; Vice President,
                                                                       Lehman Brothers Reserve Liquidity Funds; Vice President,
                                                                       Lehman Brothers Institutional Liquidity Funds.

NAME                                                                   BUSINESS AND OTHER CONNECTIONS
----                                                                   ------------------------------
Maxine L. Gerson                                                       Senior Vice President, Neuberger Berman, LLC since 2002;
Secretary and General Counsel, NB Management.                          Deputy General Counsel and Assistant Secretary, Neuberger
                                                                       Berman, LLC since 2001; Chief Legal Officer, Lehman Brothers
                                                                       Income Funds; Chief Legal Officer, Neuberger Berman Equity
                                                                       Funds; Chief Legal Officer, Neuberger Berman Advisers
                                                                       Management Trust; Chief Legal Officer, Neuberger Berman Real
                                                                       Estate Income Fund Inc.; Chief Legal Officer, Neuberger
                                                                       Berman Intermediate Municipal Fund Inc.; Chief Legal Officer,
                                                                       Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                                                       Chief Legal Officer, Neuberger Berman California Intermediate
                                                                       Municipal Fund Inc.; Chief Legal Officer, Neuberger Berman
                                                                       Realty Income Fund Inc.; Chief Legal Officer, Neuberger
                                                                       Berman Income Opportunity Fund Inc.; Chief Legal Officer,
                                                                       Neuberger Berman Real Estate Securities Income Fund Inc.;
                                                                       Chief Legal Officer, Neuberger Berman Dividend Advantage Fund
                                                                       Inc.; Chief Legal Officer, Lehman Brothers First Trust Income
                                                                       Opportunity Fund; Chief Legal Officer, Neuberger Berman
                                                                       Institutional Liquidity Series; Chief Legal Officer, Lehman
                                                                       Brothers Institutional Liquidity Cash Management Funds; Chief
                                                                       Legal Officer, Institutional Liquidity Trust; Chief Legal
                                                                       Officer, Lehman Brothers Reserve Liquidity Funds; Chief Legal
                                                                       Officer, Lehman Brothers Institutional Liquidity Funds.

Edward S. Grieb                                                        Senior Vice President and Treasurer, Neuberger Berman, LLC;
Treasurer and Chief Financial Officer,                                 Treasurer, Neuberger Berman Inc.
NB Management.

Michael J. Hanratty                                                    None.
Vice President, NB Management.

Milu E. Komer                                                          Associate Portfolio Manager, International Portfolio, a
Vice President, NB Management.                                         series of Neuberger Berman Advisers Management Trust;
                                                                       Associate Portfolio Manager, Neuberger Berman International
                                                                       Fund, Neuberger Berman International Institutional Fund and
                                                                       Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                                                     Associate Portfolio Manager, Guardian Portfolio and Socially
Vice President, NB Management.                                         Responsive Portfolio, each a series of Neuberger Berman
                                                                       Advisers Management Trust; Associate Portfolio Manager,
                                                                       Neuberger Berman Guardian Fund and Neuberger Berman Socially
                                                                       Responsive Fund, each a series of Neuberger Berman Equity
                                                                       Funds.

Kelly M. Landron                                                       Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President, NB Management.                                         Lehman Brothers National Municipal Money Fund, Lehman
                                                                       Brothers New York Municipal Money Fund and Lehman Brothers
                                                                       Tax-Free Money Fund, each a series of Lehman Brothers Income
                                                                       Funds.

Richard S. Levine                                                      Portfolio Manager, Lehman Brothers Strategic Income Fund, a
Vice President, NB Management.                                         series of Lehman Brothers Income Funds; Portfolio Manager,
                                                                       Neuberger Berman Dividend Advantage Fund Inc.

John A. Lovito                                                         Portfolio Manager, Lehman Brothers Strategic Income Fund, a
Vice President, NB Management.                                         series of Lehman Brothers Income Funds.

NAME                                                                   BUSINESS AND OTHER CONNECTIONS
----                                                                   ------------------------------
Arthur Moretti                                                         Managing Director, Neuberger Berman, LLC since June 2001;
Vice President, NB Management.                                         Portfolio Manager, Neuberger Berman Guardian Fund and
                                                                       Neuberger Berman Socially Responsive Fund, each a series of
                                                                       Neuberger Berman Equity Funds; Portfolio Manager, Guardian
                                                                       Portfolio and Socially Responsive Portfolio, each a series of
                                                                       Neuberger Berman Advisers Management Trust.


S. Basu Mullick                                                        Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.                                         Neuberger Berman Partners Fund and Neuberger Berman Regency
                                                                       Fund, each a series of Neuberger Berman Equity Funds;
                                                                       Portfolio Manager, Partners Portfolio and Regency Portfolio,
                                                                       each a series of Neuberger Berman Advisers Management Trust.

Thomas P. O'Reilly                                                     Portfolio Manager, Neuberger Berman Income Opportunity Fund
Vice President, NB Management.                                         Inc.; Portfolio Manager, Lehman Brothers First Trust Income
                                                                       Opportunity Fund; Portfolio Manager, Lehman Brothers
                                                                       Strategic Income Fund and Lehman Brothers High Income Bond
                                                                       Fund, each a series of Lehman Brothers Income Funds;
                                                                       Portfolio Manager, High Income Bond Portfolio, a series of
                                                                       Neuberger Berman Advisers Management Trust.

Loraine Olavarria                                                      None.
Assistant Secretary, NB Management.

Elizabeth Reagan                                                       None.
Vice President, NB Management.

Brett S. Reiner                                                        Associate Portfolio Manager, Neuberger Berman Genesis Fund, a
Vice President, NB Management.                                         series of Neuberger Berman Equity Funds.

Jack L. Rivkin                                                         Executive Vice President, Neuberger Berman, LLC; Executive
Chairman and Director, NB Management.                                  Vice President, Neuberger Berman Inc.; President and
                                                                       Director, Neuberger Berman Real Estate Income Fund Inc;
                                                                       President and Director, Neuberger Berman Intermediate
                                                                       Municipal Fund Inc.; President and Director, Neuberger Berman
                                                                       New York Intermediate Municipal Fund Inc.; President and
                                                                       Director, Neuberger Berman California Intermediate Municipal
                                                                       Fund Inc.; President and Trustee, Neuberger Berman Advisers
                                                                       Management Trust; President and Trustee, Neuberger Berman
                                                                       Equity Funds; President and Trustee, Lehman Brothers Income
                                                                       Funds; President and Director, Neuberger Berman Realty Income
                                                                       Fund Inc.; President and Director, Neuberger Berman Income
                                                                       Opportunity Fund Inc.; President and Director, Neuberger
                                                                       Berman Real Estate Securities Income Fund Inc.; President,
                                                                       Director and Portfolio Manager, Neuberger Berman Dividend
                                                                       Advantage Fund Inc.; President and Trustee, Lehman Brothers
                                                                       First Trust Income Opportunity Fund; President and Trustee,
                                                                       Neuberger Berman Institutional Liquidity Series; President
                                                                       and Trustee, Lehman Brothers Institutional Liquidity Cash
                                                                       Management Funds; President and Trustee, Institutional
                                                                       Liquidity Trust; President and Trustee, Lehman Brothers
                                                                       Reserve Liquidity Funds; President and Trustee, Lehman
                                                                       Brothers Institutional Liquidity Funds; Portfolio Manager,
                                                                       Lehman Brothers Strategic Income Fund, a series of Lehman
                                                                       Brothers Income Funds; Director, Dale Carnegie and
                                                                       Associates, Inc. since 1998; Director, Solbright, Inc. since
                                                                       1998.

NAME                                                                   BUSINESS AND OTHER CONNECTIONS
----                                                                   ------------------------------
Benjamin E. Segal                                                      Managing Director, Neuberger Berman, LLC since November 2000,
Vice President, NB Management.                                         prior thereto, Vice President, Neuberger Berman, LLC;
                                                                       Portfolio Manager, Neuberger Berman International Fund,
                                                                       Neuberger Berman International Institutional Fund and
                                                                       Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds; Portfolio Manager,
                                                                       International Portfolio, a series of Neuberger Berman
                                                                       Advisers Management Trust.

Michelle B. Stein                                                      Portfolio Manager, Neuberger Berman Dividend Advantage Fund
Vice President, NB Management.                                         Inc.

Peter E. Sundman                                                       Executive Vice President, Neuberger Berman Inc. since 1999;
President and Director, NB Management.                                 Head of Neuberger Berman Inc.'s Mutual Funds Business (since
                                                                       1999) and Institutional Business (1999 to October 2005);
                                                                       responsible for Managed Accounts Business and intermediary distribution since October 1999; Managing Director, Neuberger
                                                                       Berman since 2005; formerly, Executive Vice President,
                                                                       Neuberger Berman, 1999 to December 2005; Director and Vice
                                                                       President, Neuberger & Berman Agency, Inc. since 2000;
                                                                       Chairman of the Board, Chief Executive Officer and Trustee,
                                                                       Lehman Brothers Income Funds; Chairman of the Board, Chief
                                                                       Executive Officer and Trustee, Neuberger Berman Advisers
                                                                       Management Trust; Chairman of the Board, Chief Executive
                                                                       Officer and Trustee, Neuberger Berman Equity Funds; Chairman
                                                                       of the Board, Chief Executive Officer and Director, Neuberger
                                                                       Berman Real Estate Income Fund Inc.; Chairman of the Board,
                                                                       Chief Executive Officer and Director, Neuberger Berman
                                                                       Intermediate Municipal Fund Inc.; Chairman of the Board,
                                                                       Chief Executive Officer and Director, Neuberger Berman New
                                                                       York Intermediate Municipal Fund Inc.; Chairman of the Board,
                                                                       Chief Executive Officer and Director, Neuberger Berman
                                                                       California Intermediate Municipal Fund Inc.; Chairman of the
                                                                       Board, Chief Executive Officer and Director, Neuberger Berman
                                                                       Realty Income Fund Inc.; Chairman of the Board, Chief
                                                                       Executive Officer and Director, Neuberger Berman Income
                                                                       Opportunity Fund Inc.; Chairman of the Board, Chief Executive
                                                                       Officer and Director, Neuberger Berman Real Estate Securities
                                                                       Income Fund Inc.; Chairman of the Board, Chief Executive
                                                                       Officer and Director, Neuberger Berman Dividend Advantage
                                                                       Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                                                       Director, Lehman Brothers First Trust Income Opportunity
                                                                       Fund; Chairman of the Board, Chief Executive Officer and
                                                                       Trustee, Neuberger Berman Institutional Liquidity Series;
                                                                       Chairman of the Board, Chief Executive Officer and Trustee,
                                                                       Lehman Brothers Institutional Liquidity Cash Management
                                                                       Funds; Chairman of the Board, Chief Executive Officer and
                                                                       Trustee, Institutional Liquidity Trust; Chairman of the
                                                                       Board, Chief Executive Officer and Trustee, Lehman Brothers
                                                                       Reserve Liquidity Funds; Chairman of the Board, Chief
                                                                       Executive Officer and Trustee, Lehman Brothers Institutional
                                                                       Liquidity Funds; Trustee, College of Wooster.

Kenneth J. Turek                                                       Portfolio Manager, Balanced Portfolio, Growth Portfolio and
Vice President, NB Management.                                         Mid-Cap Growth Portfolio, each a series of Neuberger Berman
                                                                       Advisers Management Trust; Portfolio Manager, Neuberger
                                                                       Berman Century Fund and Neuberger Berman Manhattan Fund, each a series of Neuberger Berman Equity Funds.

NAME                                                                   BUSINESS AND OTHER CONNECTIONS
----                                                                   ------------------------------
Judith M. Vale                                                         Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.                                         Neuberger Berman Genesis Fund, a series of Neuberger Berman
                                                                       Equity Funds.

John T. Zielinsky                                                      Portfolio Manager, Neuberger Berman Century Fund, a series of
Vice President, NB Management.                                         Neuberger Berman Equity Funds.

      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
-------     ----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                    POSITIONS AND OFFICES                 POSITIONS AND OFFICES
NAME                WITH UNDERWRITER                      WITH REGISTRANT
----                ----------------                      ---------------
Joseph V. Amato     Director                              None
Ann H. Benjamin     Vice President                        None
Michael L. Bowyer   Vice President                        None
Claudia A. Brandon  Vice President/Mutual Fund Board      Secretary
                    Relations & Assistant Secretary
Steven R. Brown     Vice President                        None
David H. Burshtan   Vice President                        None
Lori B. Canell      Vice President                        None
Robert Conti        Senior Vice President                 Vice President
Robert B. Corman    Vice President                        None
Robert W. D'Alelio  Vice President                        None
John E. Dugenske    Vice President                        None
Ingrid Dyott        Vice President                        None
Michael F. Fasciano Vice President                        None
Janet A. Fiorenza   Vice President                        None
William J. Furrer   Vice President                        None

                    POSITIONS AND OFFICES                 POSITIONS AND OFFICES
NAME                WITH UNDERWRITER                      WITH REGISTRANT
----                ----------------                      ---------------
Brian J. Gaffney    Senior Vice President                 Vice President
Maxine L. Gerson    Secretary                             Chief Legal Officer (only for
                                                          purposes of sections 307 and 406
                                                          of the Sarbanes - Oxley Act of
                                                          2002)
Edward S. Grieb     Treasurer and Chief Financial Officer None
Michael J. Hanratty Vice President                        None
Milu E. Komer       Vice President                        None
Sajjad S. Ladiwala  Vice President                        None
Richard S. Levine   Vice President                        None
John A. Lovito      Vice President                        None
Kelly M. Landron    Vice President                        None
Arthur Moretti      Vice President                        None
S. Basu Mullick     Vice President                        None
Thomas P. O'Reilly  Vice President                        None
Loraine Olavarria   Assistant Secretary                   None
Elizabeth Reagan    Vice President                        None
Brett S. Reiner     Vice President                        None
Jack L. Rivkin      Chairman and Director                 President and Trustee
Benjamin E. Segal   Vice President                        None
Michelle B. Stein   Vice President                        None
Kenneth J. Turek    Vice President                        None
Peter E. Sundman    President and Director                Chairman of the Board, Chief
                                                          Executive Officer and Trustee
Judith M. Vale      Vice President                        None
Chamaine Williams   Chief Compliance Officer              Chief Compliance Officer
John T. Zielinsky   Vice President                        None

 (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     --------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     -------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     ------------

None.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 10th day of September 2007.



                                           LEHMAN BROTHERS INCOME FUNDS


                                           By:    /s/ Jack L. Rivkin
                                              ----------------------------------
                                           Name:  Jack L. Rivkin*
                                           Title: President and Trustee


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 57 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                        Date
---------                               -----                        ----

/s/ Peter E. Sundman        Chairman of the Board, Chief      September 10, 2007
-----------------------     Executive Officer and Trustee
Peter E. Sundman*

/s/ Jack L. Rivkin              President and Trustee         September 10, 2007
-----------------------
Jack L. Rivkin*

/s/ John M. McGovern    Treasurer and Principal Financial and August 23, 2007
-----------------------          Accounting Officer
John M. McGovern

/s/ John Cannon                        Trustee                September 10, 2007
-----------------------
John Cannon*

/s/ Faith Colish                       Trustee                September 10, 2007
-----------------------
Faith Colish*

/s/ Martha C. Goss                     Trustee                September 10, 2007
-----------------------
Martha C. Goss*

/s/ C. Anne Harvey                     Trustee                September 10, 2007
-----------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                   Trustee                September 10, 2007
-----------------------
Robert A. Kavesh*

/s/ Michael M. Knetter                 Trustee                September 10, 2007
-----------------------
Michael M. Knetter*

Signature                               Title                        Date
---------                               -----                        ----

/s/ Howard A. Mileaf                   Trustee                September 10, 2007
-----------------------
Howard A. Mileaf*

/s/ George W. Morriss                  Trustee                September 10, 2007
-----------------------
George W. Morriss*

/s/ Edward I. O'Brien                  Trustee                September 10, 2007
-----------------------
Edward I. O'Brien*

/s/ William E. Rulon                   Trustee                September 10, 2007
-----------------------
William E. Rulon*

/s/ Cornelius T. Ryan
-----------------------                Trustee                September 10, 2007
Cornelius T. Ryan*

/s/ Tom D. Seip                        Trustee                September 10, 2007
-----------------------
Tom D. Seip*

/s/ Candace L. Straight                Trustee                September 10, 2007
-----------------------
Candace L. Straight*

/s/ Peter P. Trapp                     Trustee                September 10, 2007
-----------------------
Peter P. Trapp*


*Signatures affixed by Fatima Sulaiman on September 10, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 51 and No. 54 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006 and July 2, 2007, respectively, and filed herewith.

                                           PEA #57(Lehman Brothers Income Funds)

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, Institutional Liquidity Trust represents that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 57 on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 10th day of September 2007.



                                           INSTITUTIONAL LIQUIDITY TRUST


                                           By:    /s/ Jack L. Rivkin
                                                  ------------------------------
                                           Name:  Jack L. Rivkin*
                                           Title: President and Trustee


      Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 57 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                        Date
---------                               -----                        ----

/s/ Peter E. Sundman        Chairman of the Board, Chief      September 10, 2007
-----------------------     Executive Officer and Trustee
Peter E. Sundman*

/s/ Jack L. Rivkin              President and Trustee         September 10, 2007
-----------------------
Jack L. Rivkin*

/s/ John M. McGovern    Treasurer and Principal Financial and August 23, 2007
-----------------------          Accounting Officer
John M. McGovern

/s/ John Cannon                        Trustee                September 10, 2007
-----------------------
John Cannon*

/s/ Faith Colish                       Trustee                September 10, 2007
-----------------------
Faith Colish*

/s/ Martha C. Goss                     Trustee                September 10, 2007
-----------------------
Martha C. Goss*

/s/ C. Anne Harvey                     Trustee                September 10, 2007
-----------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                   Trustee                September 10, 2007
-----------------------
Robert A. Kavesh*

Signature                               Title                        Date
---------                               -----                        ----

/s/ Michael M. Knetter                 Trustee                September 10, 2007
-----------------------
Michael M. Knetter*

/s/ Howard A. Mileaf                   Trustee                September 10, 2007
-----------------------
Howard A. Mileaf*

/s/ George W. Morriss                  Trustee                September 10, 2007
-----------------------
George W. Morriss*

/s/ Edward I. O'Brien                  Trustee                September 10, 2007
-----------------------
Edward I. O'Brien*

/s/ William E. Rulon                   Trustee                September 10, 2007
-----------------------
William E. Rulon*

/s/ Cornelius T. Ryan                  Trustee                September 10, 2007
-----------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                        Trustee                September 10, 2007
-----------------------
Tom D. Seip*

/s/ Candace L. Straight                Trustee                September 10, 2007
-----------------------
Candace L. Straight*

/s/ Peter P. Trapp                     Trustee                September 10, 2007
-----------------------
Peter P. Trapp*

*Signatures affixed by Fatima Sulaiman on September 10, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 51 and No. 54 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006 and July 2, 2007, respectively, and filed herewith.